UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02667

Salomon Brothers Capital Fund Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

JUNE 30, 2006

Salomon Brothers Investment Series

Salomon Brothers Balanced Fund

Salomon Brothers Capital Fund

Salomon Brothers Investors

Value Fund

Salomon Brothers Small Cap Growth Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Salomon Brothers Investment Series

Semi-Annual Report  •  June 30, 2006

What’s

Inside

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Funds’ investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief

Executive Officer

Dear Shareholder,

The U.S. economy appeared to be on solid footing during the six-month reporting period. After gross domestic product (“GDP”)i rose 1.7% in the fourth quarter of 2005—the first quarter in which GDP growth did not surpass 3.0% in nearly three years—the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its best showing since the third quarter of 2003. Both strong consumer and business spending prompted the economic turnaround. In the second quarter of 2006, GDP growth was a more modest 2.5%, according to the Commerce Department’s initial reading for the period. The decline was largely attributed to lower consumer spending, triggered by higher interest rates and oil prices, as well as a cooling housing market. In addition, business spending fell during the quarter.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the period. Since it began its tightening campaign in June 2004, the Fed has increased rates 17 consecutive times, bringing the federal funds rateiii from 1.00% to 5.25%. Coinciding with its latest rate hike in June 2006, the Fed said: “The extent and timing of any additional firming…will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information.”

For the six-month period ended June 30, 2006, the U.S. stock market produced positive returns, with the S&P 500 Indexiv returning 2.71%. While the economy expanded and corporate profits remained strong, the headwinds from steadily rising interest rates, inflationary pressures and the potential for additional Fed rate hikes tempered returns.

Looking at the market more closely, small-cap stocks outperformed their mid- and large-cap counterparts, with the

Salomon Brothers Investment Series         I

Russell 2000v, Russell Midcapvi and Russell 1000vii Indexes returning 8.21%, 4.84% and 2.76%, respectively. From an investment style perspective, value stocks significantly outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 6.90% and -0.32%, respectively, over the reporting period.

Both short- and long-term yields rose over the reporting period, causing the overall bond market to decline. During the six months ended June 30, 2006, two-year Treasury yields increased from 4.41% to 5.16%. Over the same period, 10-year Treasury yields moved from 4.39% to 5.15%. Short-term rates rose in concert with the Fed’s repeated rate hikes, while long-term rates rose on fears of mounting inflationary pressures. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexx, returned -0.72%.

Performance Review

Balanced Fund

For the six months ended June 30, 2006, Class A shares of the Salomon Brothers Balanced Fund, excluding sales charges, returned 2.78%. In comparison, the Fund’s unmanaged benchmarks, the S&P 500 Index and the Citigroup Broad Investment Grade Bond Indexxi returned 2.71% and -0.78%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Average1 increased 2.27% over the same time frame.

Capital Fund

For the six months ended June 30, 2006, Class A shares of the Salomon Brothers Capital Fund, excluding sales charges, returned -2.70%. These shares underperformed the Fund’s unmanaged benchmark, the Russell 3000 Indexxii, which returned 3.23% for the same period. The Lipper Multi-Cap Core Funds Category Average2 increased 2.48% over the same time frame.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 422 funds in the Fund’s Lipper category, and excluding sales charges.
[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 899 funds in the Fund’s Lipper category, and excluding sales charges.

II         Salomon Brothers Investment Series

Investors Value Fund

For the six months ended June 30, 2006, Class A shares of the Salomon Brothers Investors Value Fund, excluding sales charges, returned 4.74%. These shares outperformed the Fund’s unmanaged benchmark, the S&P 500 Index, which returned 2.71% for the same period. The Lipper Large-Cap Value Funds Category Average3 increased 4.52% over the same time frame.

Small Cap Growth Fund

For the six months ended June 30, 2006, Class A shares of the Salomon Brothers Small Cap Growth Fund, excluding sales charges, returned 2.73%. In comparison, the Fund’s unmanaged benchmarks, the Russell 2000 Index and the Russell 2000 Growth Indexxiii, returned 8.21% and 6.07%, respectively, for the same period. The Lipper Small-Cap Growth Funds Category Average4 increased 4.82% over the same time frame.

[3]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 508 funds in the Fund’s Lipper category, and excluding sales charges.
[4]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 567 funds in the Fund’s Lipper category, and excluding sales charges.

Salomon Brothers Investment Series         III

Performance Snapshot as of June 30, 2006 (excluding sales charges) (unaudited)

6 months
Balanced Fund — Class A Shares	2.78%

S&P 500 Index	2.71%

Citigroup Broad Investment Grade Bond Index	-0.78%

Lipper Mixed-Asset Target Allocation Moderate Funds Category Average	2.27%

Capital Fund — Class A Shares	-2.70%

Russell 3000 Index	3.23%

Lipper Multi-Cap Core Funds Category Average	2.48%

Investors Value Fund — Class A Shares	4.74%

S&P 500 Index	2.71%

Lipper Large-Cap Value Funds Category Average	4.52%

Small Cap Growth Fund — Class A Shares	2.73%

Russell 2000 Index	8.21%

Russell 2000 Growth Index	6.07%

Lipper Small Cap Growth Funds Category Average	4.82%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.

For Balanced Fund, excluding sales charges, Class B shares returned 2.35%, Class C shares returned 2.39% and Class O shares returned 2.74% over the six months ended June 30, 2006. For Capital Fund, excluding sales charges, Class B shares returned -3.13%, Class C shares returned -3.12%, Class O shares returned -2.53% and Class Y shares returned -2.56% over the six months ended June 30, 2006. For Investors Value Fund, Class B shares returned 4.15%, Class C shares returned 4.27%, Class O shares returned 4.87% and Class Y shares returned 4.89% over the six months ended June 30, 2006. For Small Cap Growth Fund, excluding sales charges, Class B shares returned 2.23%, Class C shares returned 2.28%, Class O shares returned 2.87% and Class Y shares returned 2.98% over the six months ended June 30, 2006. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, standardize share class pricing features, eliminate redundancies and improve efficiencies within the organization. At Board meetings held

IV         Salomon Brothers Investment Series

during June and July 2006, the Funds’ Boards reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

The Funds’ Boards have approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as each Fund’s investment manager effective August 1, 2006. The Funds’ Boards have also approved the appointment of CAM North America, LLC (“CAM N.A.”) as each Fund’s subadviser effective August 1, 2006. Additionally, the Salomon Brothers Balanced Fund’s (the “Balanced Fund”) Board approved the appointment of Western Asset Management Company (“Western Asset”) as a subadviser effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Funds remain the same immediately prior to and immediately after the date of these changes. LMPFA, CAM N.A. and Western Asset are wholly-owned subsidiaries of Legg Mason.

Effective July 12, 2006, Brian Posner and Brian Angerame, portfolio managers of CAM N.A., became portfolio manager and co-portfolio manager, respectively, of the Salomon Brothers Capital Fund.

During the reporting period, the management of the fixed income portion of the Balanced Fund was assumed by a team of investment professionals from Western Asset. The team includes S. Kenneth Leech, Stephen A. Walsh, Mark Lindbloom, Carl L. Eichstaedt and Edward A. Moody. The equity portion of the Fund is managed by CAM N.A.

The Balanced Fund’s Board has also approved a reorganization of the Fund pursuant to which the Fund’s assets would be acquired, and its liabilities assumed by the Legg Mason Partners Capital and Income Fund (the “Acquiring Fund”), in exchange for shares of the Acquiring Fund. The Balanced Fund would then be liquidated, and shares of the Acquiring Fund would be distributed to Balanced Fund shareholders. Proxy materials describing the reorganization, and other initiatives requiring shareholder approval, are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, Fund actions are generally expected to be implemented during the first quarter of 2007.

Salomon Brothers Investment Series         V

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Funds’ Manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds are not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Funds is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 28, 2006

VI         Salomon Brothers Investment Series

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Balanced Fund

RISKS: Investments in common stocks are subject to market fluctuations. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in high-yield securities and in foreign companies and governments, including emerging markets, involve risks beyond those inherent solely in higher-rated and domestic investments. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

Capital Fund

RISKS: Investments in small- and medium capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

Investors Value Fund

RISKS: Investments in common stocks are subject to market fluctuations. Foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

Small-Cap Growth Fund

RISKS: Investments in small- and medium capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
[v]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.
vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)
ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
[x]	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
xi	The Citigroup Broad Investment Grade Bond Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities.
xii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.
xiii	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Salomon Brothers Investment Series         VII

Fund at a Glance (unaudited)

Salomon Brothers Balanced Fund

Salomon Brothers Investment Series 2006 Semi-Annual Report         1

Fund at a Glance (unaudited) (continued)

Salomon Brothers Capital Fund

2         Salomon Brothers Investment Series 2006 Semi-Annual Report

Fund at a Glance (unaudited) (continued)

Salomon Brothers Investors Value Fund

Salomon Brothers Investment Series 2006 Semi-Annual Report         3

Fund at a Glance (unaudited) (continued)

Salomon Brothers Small Cap Growth Fund

4         Salomon Brothers Investment Series 2006 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Salomon Brothers Balanced Fund	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	2.78%	$1,000.00	$1,027.80	1.21%	$6.08

Class B	2.35	1,000.00	1,023.50	2.15	10.79

Class C	2.39	1,000.00	1,023.90	2.06	10.34

Class O	2.74	1,000.00	1,027.40	1.29	6.48

(1)	For the six months ended June 30, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Salomon Brothers Investment Series 2006 Semi-Annual Report         5

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Salomon Brothers Balanced Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,018.74	1.21%	$6.06

Class B	5.00	1,000.00	1,014.13	2.15	10.74

Class C	5.00	1,000.00	1,014.58	2.06	10.29

Class O	5.00	1,000.00	1,018.35	1.29	6.46

(1)	For the six months ended June 30, 2006.
(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6         Salomon Brothers Investment Series 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Salomon Brothers Capital Fund	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	(2.70)%	$1,000.00	$973.00	0.97%	$4.75

Class B	(3.13)	1,000.00	968.70	1.80	8.79

Class C	(3.12)	1,000.00	968.80	1.78	8.69

Class O	(2.53)	1,000.00	974.70	0.59	2.89

Class Y	(2.56)	1,000.00	974.40	0.63	3.08

(1)	For the six months ended June 30, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Salomon Brothers Investment Series 2006 Semi-Annual Report         7

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Salomon Brothers Capital Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,019.98	0.97%	$4.86

Class B	5.00	1,000.00	1,015.87	1.80	9.00

Class C	5.00	1,000.00	1,015.97	1.78	8.90

Class O	5.00	1,000.00	1,021.87	0.59	2.96

Class Y	5.00	1,000.00	1,021.67	0.63	3.16

(1)	For the six months ended June 30, 2006.
(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

8         Salomon Brothers Investment Series 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Salomon Brothers Investors Value Fund	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	4.74%	$1,000.00	$1,047.40	0.90%	$4.57

Class B	4.15	1,000.00	1,041.50	1.98	10.02

Class C	4.27	1,000.00	1,042.70	1.81	9.17

Class O	4.87	1,000.00	1,048.70	0.58	2.95

Class Y	4.89	1,000.00	1,048.90	0.55	2.79

(1)	For the six months ended June 30, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sale charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Salomon Brothers Investment Series 2006 Semi-Annual Report         9

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Salomon Brothers Investors Value Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,020.33	0.90%	$4.51

Class B	5.00	1,000.00	1,014.98	1.98	9.89

Class C	5.00	1,000.00	1,015.82	1.81	9.05

Class O	5.00	1,000.00	1,021.92	0.58	2.91

Class Y	5.00	1,000.00	1,022.07	0.55	2.76

(1)	For the six months ended June 30, 2006.
(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

10         Salomon Brothers Investment Series 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Salomon Brothers Small Cap Growth Fund	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	2.73%	$1,000.00	$1,027.30	1.12%	$5.63

Class B	2.23	1,000.00	1,022.30	2.14	10.73

Class C	2.28	1,000.00	1,022.80	2.01	10.08

Class O	2.87	1,000.00	1,028.70	0.90	4.53

Class Y	2.98	1,000.00	1,029.80	0.79	3.98

(1)	For the six months ended June 30, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Salomon Brothers Investment Series 2006 Semi-Annual Report         11

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Salomon Brothers Small Cap Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,019.24	1.12%	$5.61

Class B	5.00	1,000.00	1,014.18	2.14	10.69

Class C	5.00	1,000.00	1,014.83	2.01	10.04

Class O	5.00	1,000.00	1,020.33	0.90	4.51

Class Y	5.00	1,000.00	1,020.88	0.79	3.96

(1)	For the six months ended June 30, 2006.
(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

12         Salomon Brothers Investment Series 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited)

SALOMON BROTHERS BALANCED FUND

Shares	Security	Value

COMMON STOCKS — 51.2%
CONSUMER DISCRETIONARY — 3.8%
Hotels, Restaurants & Leisure — 0.2%
6,000	McDonald’s Corp.	$201,600

Household Durables — 0.0%
490,631	Home Interiors of Gifts Inc. (a)(b)*	4,907

Media — 2.9%
7,350	CBS Corp.	198,891
17,270	Comcast Corp., Class A Shares*	565,420
33,400	News Corp., Class A Shares	640,612
56,400	Time Warner Inc.	975,720
7,350	Viacom Inc.*	264,232

	Total Media	2,644,875

Specialty Retail — 0.7%
17,000	Home Depot Inc.	608,430

	TOTAL CONSUMER DISCRETIONARY	3,459,812

CONSUMER STAPLES — 4.9%
Beverages — 1.4%
13,000	Coca-Cola Co.	559,260
12,600	PepsiCo Inc.	756,504

	Total Beverages	1,315,764

Food & Staples Retailing — 2.5%
28,868	FHC Delaware Inc. (a)(b)*	137,123
43,800	Wal-Mart Stores Inc.	2,109,846

	Total Food & Staples Retailing	2,246,969

Household Products — 0.6%
9,500	Colgate-Palmolive Co.	569,050

Personal Products — 0.4%
12,400	Avon Products Inc.	384,400

	TOTAL CONSUMER STAPLES	4,516,183

ENERGY — 9.1%
Energy Equipment & Services — 2.6%
24,500	Halliburton Co.	1,818,145
8,000	Schlumberger Ltd.	520,880

	Total Energy Equipment & Services	2,339,025

Oil, Gas & Consumable Fuels — 6.5%
10,000	BP PLC, Sponsored ADR	696,100
7,000	Chevron Corp.	434,420
33,000	Exxon Mobil Corp.	2,024,550
6,000	Royal Dutch Shell PLC, Sponsored ADR, Class A Shares	401,880
30,000	Suncor Energy Inc.	2,430,300

	Total Oil, Gas & Consumable Fuels	5,987,250

	TOTAL ENERGY	8,326,275

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         13

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

FINANCIALS — 11.2%
Capital Markets — 1.9%
52,400	Bank of New York Co. Inc.	$1,687,280

Consumer Finance — 0.7%
12,500	American Express Co.	665,250

Diversified Financial Services — 3.1%
18,000	Bank of America Corp.	865,800
47,500	JPMorgan Chase & Co.	1,995,000

	Total Diversified Financial Services	2,860,800

Insurance — 3.7%
13,700	American International Group Inc.	808,985
466	Berkshire Hathaway Inc., Class B Shares*	1,418,038
24,000	Chubb Corp.	1,197,600

	Total Insurance	3,424,623

Real Estate Investment Trusts (REITs) — 1.8%
7,500	Brandywine Realty Trust	241,275
14,800	Duke Realty Corp.	520,220
13,500	New Plan Excel Realty Trust Inc.	333,315
14,000	Reckson Associates Realty Corp.	579,320

	Total Real Estate Investment Trusts (REITs)	1,674,130

	TOTAL FINANCIALS	10,312,083

HEALTH CARE — 2.8%
Pharmaceuticals — 2.8%
8,000	Merck & Co. Inc.	291,440
40,200	Pfizer Inc.	943,494
15,500	Schering-Plough Corp.	294,965
23,500	Wyeth	1,043,635

	TOTAL HEALTH CARE	2,573,534

INDUSTRIALS — 5.5%
Air Freight & Logistics — 0.6%
6,200	United Parcel Service Inc., Class B Shares	510,446

Commercial Services & Supplies — 0.0%
4,310	Continental AFA Dispensing Co. (a)(b)*	23,705

Industrial Conglomerates — 3.1%
87,100	General Electric Co.	2,870,816

Road & Rail — 1.8%
37,000	Canadian National Railway Co.	1,618,750

	TOTAL INDUSTRIALS	5,023,717

INFORMATION TECHNOLOGY — 9.0%
Communications Equipment — 2.1%
45,900	Cisco Systems Inc.*	896,427
50,000	Motorola Inc.	1,007,500

	Total Communications Equipment	1,903,927

See Notes to Financial Statements.

14         Salomon Brothers Investment Series 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Computers & Peripherals — 3.6%
2,028	Axiohm Transaction Solutions Inc. (a)(b)*	$0
30,022	Hewlett-Packard Co.	951,097
31,000	International Business Machines Corp.	2,381,420

	Total Computers & Peripherals	3,332,517

Internet Software & Services — 0.6%
1,300	Google Inc., Class A Shares*	545,129

Semiconductors & Semiconductor Equipment — 1.2%
10,379	Freescale Semiconductor Inc., Class B Shares*	305,142
45,200	Intel Corp.	856,540

	Total Semiconductors & Semiconductor Equipment	1,161,682

Software — 1.5%
58,200	Microsoft Corp.	1,356,060

	TOTAL INFORMATION TECHNOLOGY	8,299,315

MATERIALS — 1.5%
Chemicals — 0.5%
5,341	Monsanto Co.	449,659

Metals & Mining — 1.0%
27,900	Alcoa Inc.	902,844

	TOTAL MATERIALS	1,352,503

TELECOMMUNICATION SERVICES — 3.4%
Diversified Telecommunication Services — 3.4%
59,100	AT&T Inc.	1,648,299
44,160	Verizon Communications Inc.	1,478,918

	TOTAL TELECOMMUNICATION SERVICES	3,127,217

	TOTAL COMMON STOCKS (Cost — $37,760,711)	46,990,639

CONVERTIBLE PREFERRED STOCKS — 1.0%
FINANCIALS — 0.5%
Thrifts & Mortgage Finance — 0.5%
10,000	Sovereign Capital Trust IV, 4.375% due 3/1/34	455,000

INDUSTRIALS — 0.5%
Trading Companies & Distributors — 0.5%
10,000	United Rentals Trust I, 6.500% due 8/1/28	475,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $913,110)	930,000

PREFERRED STOCKS — 0.4%
CONSUMER DISCRETIONARY — 0.4%
Hotels, Restaurants & Leisure — 0.4%
15,000	Six Flags Inc., 7.250%	324,000

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         15

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
321	TCR Holdings Corp., Class B Shares, 0.000% (a)(b)*	$0
177	TCR Holdings Corp., Class C Shares, 0.000% (a)(b)*	0
466	TCR Holdings Corp., Class D Shares, 0.000% (a)(b)*	1
964	TCR Holdings Corp., Class E Shares, 0.000% (a)(b)*	1

	TOTAL FINANCIALS	2

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
2,711	PTV Inc., Cumulative, Series A, 10.000% (a)	8,133

	TOTAL PREFERRED STOCKS (Cost — $357,864)	332,135

Face Amount
ASSET-BACKED SECURITIES — 5.6%
Automobiles — 1.6%
$750,000	ARG Funding Corp., Series 2005-1A, Class A3, 4.290% due 4/20/11 (c)(d)	715,998
725,000	Susquehanna Auto Lease Trust, Series 2005-1, Class A3, 4.430% due 6/16/08 (c)(d)	716,147

	Total Automobiles	1,432,145

Home Equity — 3.7%
359,128	ACE Securities Corp., Series 2006-SL2, Class A, 5.490% due 1/25/36 (c)(e)	359,442
278,829	Argent Securities Inc., Series 2006-W4, Class A2A, 5.382% due 5/25/36 (c)(e)	278,998
244,285	Bayview Financial Acquisition Trust, Series 2006-B, Class 2A1, 5.450% due 4/28/36 (e)	244,362
200,000	Bear Stearns Asset Backed Securities, Series 2004-B01, Class 1A2, 5.672% due 9/25/34 (e)	201,347
278,336	Countrywide Home Equity Loan Trust, Series 2006-D, Class 2A, 5.378% due 5/15/36 (c)(e)	278,490
230,000	First Franklin Mortgage Loan Trust, Series 2005-FF1, Class-A2B, 5.542% due 12/25/34 (c)(e)	230,269
291,521	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29 (c)	295,488
246,478	GSAMP Trust, Series 2006-S2, Class A2, 5.422% due 1/25/36 (e)	246,627
275,787	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A, 5.492% due 4/25/36 (c)(e)	275,956
290,668	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A1, 5.382% due 8/25/36 (c)(e)	290,844
300,000	RAAC, Series 2006-RP3, Class A, 5.607% due 5/25/36 (d)(e)	300,000
351,831	SACO I Trust, Series 2006-4, Class A1, 5.492% due 3/25/36 (c)(e)	352,080
60,352	Soundview Home Equity Loan Trust, Series 2000-1, Class A1F, 8.640% due 5/25/30	60,362

	Total Home Equity	3,414,265

Student Loan — 0.3%
281,467	First Horizon ABS Trust, Series 2006-HE1, Class A, 5.482% due 10/25/34 (c)(e)	281,453

	TOTAL ASSET-BACKED SECURITIES (Cost — $5,165,781)	5,127,863

See Notes to Financial Statements.

16         Salomon Brothers Investment Series 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (e) — 9.8%
$290,000	Banc of America Commercial Mortgage Inc., Series 2006-1, Class A4, 5.372% due 9/10/45 (c)	$279,326
185,823	Banc of America Mortgage Securities, Series 2005-H, Class 2A1, 4.819% due 9/25/35	180,838
	Countrywide Alternative Loan Trust:
327,770	Series 2005-59, Class 1A1, 5.596% due 11/20/35 (c)	329,178
444,337	Series 2005-72, Class A1, 5.592% due 1/25/36 (c)	445,060
295,655	Series 2006-OA6, Class 1A1A, 5.532% due 7/25/36 (c)	295,684
293,847	Series OA3, Class 1A1, 5.522% due 5/25/36 (c)	293,939
	Countrywide Home Loan Mortgage Pass Through Trust:
265,204	5.652% due 2/25/35 (c)	266,509
334,321	Series 2005-9, Class 1A1, 5.622% due 5/25/35 (c)	336,064
290,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, 5.609% due 2/15/39 (c)	283,146
301,197	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.006% due 8/25/35 (c)	296,661
	Downey Savings and Loan Association Mortgage Loan Trust:
291,785	Series 2005-AR2, Class 2A1A, 5.461% due 3/19/45 (c)	292,315
	Series 2006-AR1:
286,984	Class 1A1A, 5.063% due 3/19/46 (c)	286,984
286,984	Class 1A1B, 5.060% due 3/19/47 (c)	286,984
313,420	GSR Mortgage Loan Trust, Series 2005-AR5, Class 1A1, 4.619% due 10/25/35 (c)	309,018
	Harborview Mortgage Loan Trust:
391,245	Series 2004-08, Class 2A4A, 5.651% due 11/19/34 (c)	392,861
397,286	Series 2004-11, Class 3A1A, 5.601% due 1/19/35 (c)	398,953
275,888	Indymac Index Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 5.286% due 3/25/35 (c)	275,156
250,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814% due 6/12/43 (c)	248,118
396,337	Luminent Mortgage Trust, Series 2006-1, Class A1, 5.562% due 4/25/36 (c)	397,555
	Structured Asset Mortgage Investments Inc., Series 2006-AR5:
395,557	Class 1A1, 5.533% due 5/25/36 (c)	395,012
200,000	Class 2A1, 5.533% due 5/25/36	199,718
938,402	Thornburg Mortgage Securities Trust, Series 2005-2, Class A4, 5.572% due 7/25/45 (c)	939,010
	Washington Mutual Inc.:
465,607	Series 2005-AR17, Class A1A1, 5.592% due 12/25/45 (c)	467,225
316,964	Series 2005-AR19, Class A1A2, 5.612% due 12/25/45 (c)	318,202
300,000	Series 2006-AR6, Class 2A1, 5.997% due 8/25/36 (c)	299,531
190,367	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 5.240% due 4/25/36	187,994
300,000	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.480% due 8/25/36 (c)	300,000

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $9,008,234)	9,001,041

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         17

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

CONVERTIBLE BONDS & NOTES — 5.8%
Airlines — 0.7%
$600,000	Continental Airlines Inc., Series B, 4.500% due 2/1/07	$595,500

Biotechnology — 2.2%
500,000	Enzon Pharmaceuticals Inc., Subordinated Notes, 4.500% due 7/1/08	481,875
400,000	InterMune Inc., Senior Notes, 0.250% due 3/1/11 (d)	357,500
500,000	Isis Pharmaceuticals Inc., 5.500% due 5/1/09	467,500
500,000	NPS Pharmaceuticals Inc., Senior Notes, 3.000% due 6/15/08	426,250
475,000	Oscient Pharmaceutical Corp., 3.500% due 4/15/11	316,469

	Total Biotechnology	2,049,594

Communications Equipment — 1.6%
600,000	Ciena Corp., Senior Notes, 3.750% due 2/1/08	576,750
525,000	Nortel Networks Corp., Senior Notes, 4.250% due 9/1/08	497,437
500,000	SafeNet Inc., 2.500% due 12/15/10 (d)	436,250

	Total Communications Equipment	1,510,437

Diversified Telecommunication Services — 0.4%
385,000	Level 3 Communications Inc., Subordinated Notes, 6.000% due 3/15/10	320,994

Media — 0.9%
500,000	Charter Communications Inc., Senior Notes, Class A Shares, 5.875% due 11/16/09	373,125
750,000	Liberty Media Corp., Senior Debentures, 4.000% due 11/15/29	465,000

	Total Media	838,125

	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $5,374,478)	5,314,650

CORPORATE BONDS & NOTES — 9.9%
Auto Components — 0.4%
350,000	Johnson Controls Inc., Senior Notes, 5.000% due 11/15/06 (c)	348,823

Automobiles — 0.4%
120,000	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08	116,075
150,000	Ford Motor Co., Notes, 7.450% due 7/16/31	109,125
	General Motors Corp., Senior Debentures:
140,000	8.250% due 7/15/23	110,950
10,000	8.375% due 7/15/33	8,100

	Total Automobiles	344,250

Capital Markets — 0.5%
80,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	76,553
40,000	Lehman Brothers Holdings E-Capital Trust I, Notes, 5.953% due 8/19/65 (e)	40,036
50,000	Lehman Brothers Holdings Inc., Notes, 4.000% due 1/22/08	48,712
350,000	Morgan Stanley, Subordinated Notes, 4.750% due 4/1/14 (c)	321,394

	Total Capital Markets	486,695

Commercial Banks — 0.6%
100,000	Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16 (d)(e)	99,531
50,000	Resona Preferred Global Securities Cayman Ltd., 7.191% due 7/30/15 (d)(e)	50,236

See Notes to Financial Statements.

18         Salomon Brothers Investment Series 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Commercial Banks — 0.6% (continued)
$220,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	$210,166
180,000	Wells Fargo & Co., Senior Notes, 4.200% due 1/15/10	172,150

	Total Commercial Banks	532,083

Commercial Services & Supplies — 0.1%
90,000	Waste Management Inc., 6.375% due 11/15/12	91,932

Consumer Finance — 1.4%
	Ford Motor Credit Co.:
530,000	Notes, 7.375% due 10/28/09 (c)	490,353
100,000	Senior Notes, 5.800% due 1/12/09	91,409
	General Motors Acceptance Corp.:
30,000	Medium-Term Notes, 4.375% due 12/10/07	28,787
	Notes:
530,000	6.125% due 8/28/07 (c)	524,599
100,000	5.625% due 5/15/09	95,177
30,000	Senior Notes, 5.850% due 1/14/09	28,769

	Total Consumer Finance	1,259,094

Diversified Financial Services — 1.9%
60,000	Aiful Corp., Notes, 5.000% due 8/10/10 (d)	57,105
180,000	Bank of America Corp., Senior Notes, 3.875% due 1/15/08	175,590
40,000	Credit Suisse First Boston USA Inc., Notes, 4.875% due 8/15/10	38,806
400,000	General Electric Capital Corp., Medium-Term Notes, Series A, 5.496% due 6/22/07 (c)(e)	400,474
320,000	HSBC Finance Corp., Senior Notes, 8.000% due 7/15/10 (c)	345,256
350,000	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09 (c)	333,475
350,000	JPMorgan Chase & Co., Subordinated Notes, 5.750% due 1/2/13 (c)	346,918
100,000	Residential Capital Corp., Notes, 6.000% due 2/22/11	96,994

	Total Diversified Financial Services	1,794,618

Diversified Telecommunication Services — 0.6%
100,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	94,553
70,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	74,314
120,000	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15	108,808
325,000	Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13 (c)	317,853

	Total Diversified Telecommunication Services	595,528

Electric Utilities — 0.4%
100,000	Exelon Corp., Bonds, 5.625% due 6/15/35	88,013
	FirstEnergy Corp., Notes:
60,000	Series B, 6.450% due 11/15/11	61,120
120,000	Series C, 7.375% due 11/15/31	129,124
70,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	66,282

	Total Electric Utilities	344,539

Energy Equipment & Services — 0.1%
1,000,000	Friede Goldman Halter Inc., 4.500% due 9/15/04 (a)(f)	61,500

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         19

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Household Durables — 0.0%
$200,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (a)(b)(f)	$0

Independent Power Producers & Energy Traders — 0.2%
110,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	108,837
	TXU Corp., Senior Notes:
20,000	Series P, 5.550% due 11/15/14	18,240
30,000	Series R, 6.550% due 11/15/34	26,505
20,000	TXU Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15	20,079

	Total Independent Power Producers & Energy Traders	173,661

Industrial Conglomerates — 0.2%
190,000	Tyco International Group SA, Notes, 6.000% due 11/15/13	188,509

IT Services — 0.1%
90,000	Electronic Data Systems Corp., 7.125% due 10/15/09	93,015

Media — 0.7%
225,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13 (c)	250,218
180,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09	187,250
40,000	News America Inc., 6.200% due 12/15/34	36,414
50,000	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	56,729
	Time Warner Inc.:
90,000	6.875% due 5/1/12	93,123
30,000	Debentures, 7.700% due 5/1/32	32,701

	Total Media	656,435

Multi-Utilities — 0.1%
100,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	97,981

Oil, Gas & Consumable Fuels — 1.2%
80,000	Amerada Hess Corp., Notes, 7.300% due 8/15/31	85,027
80,000	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31	86,203
60,000	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07	58,551
180,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	196,447
110,000	Devon Energy Corp., Debentures, 7.950% due 4/15/32	127,126
160,000	Kerr-McGee Corp., Notes, 7.875% due 9/15/31	181,397
	Kinder Morgan Energy Partners LP:
60,000	6.750% due 3/15/11	61,355
10,000	Senior Notes, 6.300% due 2/1/09	10,051
77,000	Pemex Project Funding Master Trust, Notes, 6.625% due 6/15/35 (d)	69,781
130,000	Williams Cos. Inc., Debentures, Series A, 7.500% due 1/15/31	126,100
	XTO Energy Inc.:
20,000	7.500% due 4/15/12	21,286
90,000	Senior Notes, 6.250% due 4/15/13	90,182

	Total Oil, Gas & Consumable Fuels	1,113,506

Paper & Forest Products — 0.2%
160,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	163,657

Road & Rail — 0.3%
336,197	Union Pacific Corp., Pass-Through Certificates, Series 2004-1, 5.404% due 7/2/25 (c)	324,631

See Notes to Financial Statements.

20         Salomon Brothers Investment Series 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Tobacco — 0.2%
$140,000	Altria Group Inc., Notes, 7.000% due 11/4/13	$147,912

Wireless Telecommunication Services — 0.3%
225,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12 (c)	248,886

	TOTAL CORPORATE BONDS & NOTES (Cost — $10,360,052)	9,067,255

MORTGAGE-BACKED SECURITIES — 18.3%
FHLMC — 2.1%
	Federal Home Loan Mortgage Corp. (FHLMC):
57,056	8.000% due 7/1/20	59,335
	Gold:
1,900,000	5.500% due 7/18/21-7/13/36 (g)(h)	1,843,469
65,093	6.500% due 3/1/26-5/1/26	65,801

	TOTAL FHLMC	1,968,605

FNMA — 13.4%
	Federal National Mortgage Association (FNMA):
126,816	6.500% due 10/1/10-6/1/26	128,384
1,450,000	5.000% due 7/18/21 (g)(h)	1,396,531
4,450,000	5.500% due 7/18/21-7/13/36 (g)(h)	4,304,093
362,996	4.500% due 11/1/23 (c)	336,514
74,736	9.000% due 1/1/24	80,344
135,800	7.000% due 3/1/26-4/1/29	139,282
262,635	7.500% due 11/1/26 (c)	272,422
36,523	8.000% due 5/1/30-2/1/31	38,557
265,000	4.500% due 7/13/36 (g)(h)	240,156
1,750,000	5.000% due 7/13/36 (g)	1,636,250
3,805,000	6.000% due 7/13/36 (g)(h)	3,745,547

	TOTAL FNMA	12,318,080

GNMA — 2.8%
	Government National Mortgage Association (GNMA):
900,000	5.000% due 7/20/36 (g)(h)	851,906
1,700,000	6.000% due 7/20/36 (g)(h)	1,686,187

	TOTAL GNMA	2,538,093

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $17,260,184)	16,824,778

SOVEREIGN BONDS — 1.5%
Brazil — 0.3%
	Federative Republic of Brazil:
30,000	10.125% due 5/15/27	37,282
110,000	11.000% due 8/17/40	136,290
140,000	Collective Action Securities, 8.000% due 1/15/18	147,700

	Total Brazil	321,272

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         21

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Canada — 0.3%
$300,000	Province of Ontario, 3.282% due 3/28/08 (c)	$288,634

Colombia — 0.1%
45,000	Republic of Colombia, 11.750% due 2/25/20	59,625

Mexico — 0.3%
263,000	United Mexican States, Medium-Term Notes, Series A, 7.500% due 4/8/33 (c)	280,424

Panama — 0.1%
40,000	Republic of Panama, 9.375% due 4/1/29	47,700

Russia — 0.4%
340,000	Russian Federation, 5.000% due 3/31/30 (c)	362,525

	TOTAL SOVEREIGN BONDS (Cost — $1,412,522)	1,360,180

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 3.7%
U.S. Government Agencies — 1.2%
950,000	Federal National Mortgage Association (FNMA), 6.000% due 5/15/11	971,492
100,000	Tennessee Valley Authority, Notes, 5.375% due 4/1/56	94,889

	Total U.S. Government Agencies	1,066,381

U.S. Government Obligations — 2.5%
50,000	U.S. Treasury Bonds, 6.250% due 8/15/23	55,160
	U.S. Treasury Notes:
220,000	4.625% due 3/31/08	217,989
400,000	3.375% due 10/15/09 (c)	379,313
30,000	4.750% due 3/31/11	29,558
10,000	4.875% due 4/30/11	9,901
340,000	4.500% due 11/15/15 (c)	323,956
40,000	4.500% due 2/15/16	38,069
170,000	5.125% due 5/15/16	169,854
1,180,000	4.500% due 2/15/36	1,058,406

	Total U.S. Government Obligations	2,282,206

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $3,364,359)	3,348,587

U.S. TREASURY INFLATION PROTECTED SECURITIES (c) — 0.8%
	U.S. Treasury Bonds, Inflation Indexed:
507,470	2.000% due 1/15/16	484,773
314,631	2.000% due 1/15/26	288,158

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $799,155)	772,931

See Notes to Financial Statements.

22         Salomon Brothers Investment Series 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Warrants	Security	Value

WARRANTS — 0.0%
229,655	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates), (b)*	$1
2,373	Lucent Technologies Inc., Expires 12/10/07*	641

	TOTAL WARRANTS (Cost — $0)	642

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $91,776,450)	99,070,701

Face Amount
SHORT-TERM INVESTMENTS — 10.0%
Sovereign Bonds — 0.2%
$200,000	Government of Canada, 4.962% due 9/20/06 (i) (Cost — $197,813)	197,646

U.S. Government Agency — 0.1%
50,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.053% due 9/25/06 (i)(j) (Cost — $49,408)	49,393

Repurchase Agreements — 9.7%
3,511,000	Interest in $331,346,000 joint tri-party repurchase agreement dated 6/30/06 with Greenwich Capital Markets Inc., 5.200% due 7/3/06; Proceeds at maturity — $3,512,521; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.331% due 9/1/24 to 5/1/38; Market value — $3,581,230)	3,511,000
5,448,000	Merrill Lynch, Pierce, Fenner & Smith Inc., tri-party repurchase agreement dated 6/30/06, 5.150% due 7/3/06; Proceeds at maturity — $5,450,338; (Fully collateralized by Federal National Mortgage Association Notes, 0.000% due 6/1/17; Market value — $5,559,398) (c)	5,448,000

	Total Repurchase Agreements (Cost — $8,959,000)	8,959,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $9,206,221)	9,206,039

	TOTAL INVESTMENTS — 118.0% (Cost — $100,982,671#)	108,276,740
	Liabilities in Excess of Other Assets — (18.0)%	(16,508,091)

	TOTAL NET ASSETS — 100.0%	$91,768,649

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(b)	Illiquid security.
(c)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options and/or mortgage dollar rolls.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2006.
(f)	Security is currently in default.
(g)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         23

Schedules of Investments (June 30, 2006) (unaudited) (continued)

(h)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 3 ).
(i)	Rate shown represents yield to maturity.
(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value
4	U.S. Treasury Note, 10-Year Futures Call	11/21/06	$107	$1,105
4	U.S. Treasury Note, 10-Year Futures Call	11/21/06	108	543
4	U.S. Treasury Note, 10-Year Futures Put	11/21/06	101	792
4	U.S. Treasury Note, 20-Year Futures Put	11/21/06	102	1,355

	TOTAL OPTIONS WRITTEN (Premiums received — $3,826)			$3,795

See Notes to Financial Statements.

24         Salomon Brothers Investment Series 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

SALOMON BROTHERS CAPITAL FUND

Shares	Security	Value

COMMON STOCKS — 94.4%
CONSUMER DISCRETIONARY — 18.7%
Hotels, Restaurants & Leisure — 6.1%
1,854,700	McDonald’s Corp.	$62,317,920
460,500	Station Casinos Inc.	31,350,840

	Total Hotels, Restaurants & Leisure	93,668,760

Internet & Catalog Retail — 3.5%
2,002,300	IAC/InterActiveCorp.*	53,040,927

Media — 7.2%
1,250,000	CBS Corp., Class B Shares	33,812,500
260,495	Liberty Media Holding Corp. — Capital Group, Series A Shares*	21,821,666
1,302,475	Liberty Media Holding Corp. — Interactive Group, Series A Shares*	22,480,719
938,500	Regal Entertainment Group, Class A Shares	19,070,320
442,300	Warner Music Group Corp.	13,039,004

	Total Media	110,224,209

Specialty Retail — 1.9%
896,200	Bed Bath & Beyond Inc.*	29,726,954

	TOTAL CONSUMER DISCRETIONARY	286,660,850

CONSUMER STAPLES — 8.2%
Food & Staples Retailing — 3.7%
466,286	FHC Delaware Inc. (a)(b)*	2,214,858
1,128,700	Wal-Mart Stores Inc.	54,369,479

	Total Food & Staples Retailing	56,584,337

Tobacco — 4.5%
930,500	Altria Group Inc.	68,326,615

	TOTAL CONSUMER STAPLES	124,910,952

ENERGY — 4.6%
Energy Equipment & Services — 3.7%
899,400	National-Oilwell Varco Inc.*	56,950,008

Oil, Gas & Consumable Fuels — 0.9%
642,400	OPTI Canada Inc.*	13,164,879

	TOTAL ENERGY	70,114,887

FINANCIALS — 12.1%
Capital Markets — 1.0%
230,000	Merrill Lynch & Co. Inc.	15,998,800

Consumer Finance — 4.2%
1,200,000	American Express Co.	63,864,000

Insurance — 5.7%
336	Berkshire Hathaway Inc., Class A Shares*	30,797,424
2,085,000	Marsh & McLennan Cos. Inc.	56,065,650

	Total Insurance	86,863,074

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         25

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Thrifts & Mortgage Finance — 1.2%
1,438,000	Hudson City Bancorp Inc.	$19,168,540

	TOTAL FINANCIALS	185,894,414

HEALTH CARE — 14.6%
Biotechnology — 2.6%
425,000	Amgen Inc.*	27,722,750
688,900	Nektar Therapeutics*	12,634,426

	Total Biotechnology	40,357,176

Health Care Equipment & Supplies — 1.1%
221,000	Cooper Cos. Inc.	9,788,090
500,000	Dexcom Inc.*	6,790,000

	Total Health Care Equipment & Supplies	16,578,090

Health Care Providers & Services — 4.1%
373,800	DaVita Inc.*	18,577,860
942,400	Omnicare Inc.	44,688,608

	Total Health Care Providers & Services	63,266,468

Pharmaceuticals — 6.8%
1,540,600	Abbott Laboratories	67,185,566
810,400	Wyeth	35,989,864

	Total Pharmaceuticals	103,175,430

	TOTAL HEALTH CARE	223,377,164

INDUSTRIALS — 6.6%
Aerospace & Defense — 2.5%
252,200	Boeing Co.	20,657,702
225,000	L-3 Communications Holdings Inc.	16,969,500

	Total Aerospace & Defense	37,627,202

Industrial Conglomerates — 4.1%
453,000	3M Co.	36,588,810
950,000	Tyco International Ltd.	26,125,000

	Total Industrial Conglomerates	62,713,810

	TOTAL INDUSTRIALS	100,341,012

INFORMATION TECHNOLOGY — 20.1%
Communications Equipment — 6.0%
1,404,500	Cisco Systems Inc.*	27,429,885
1,492,465	Comverse Technology Inc.*	29,506,033
1,771,900	Nokia Oyj, Sponsored ADR	35,898,694

	Total Communications Equipment	92,834,612

Electronic Equipment & Instruments — 4.4%
1,752,200	Agilent Technologies Inc.*	55,299,432
988,802	Photon Dynamics Inc.*	12,379,801

	Total Electronic Equipment & Instruments	67,679,233

See Notes to Financial Statements.

26         Salomon Brothers Investment Series 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Internet Software & Services — 1.7%
795,000	Yahoo! Inc.*	$26,235,000

IT Services — 2.6%
700,000	Accenture Ltd., Class A Shares	19,824,000
676,300	Wright Express Corp.*	19,436,862

	Total IT Services	39,260,862

Software — 5.4%
600,000	Internet Security Systems Inc.*	11,310,000
3,050,000	Microsoft Corp.	71,065,000

	Total Software	82,375,000

	TOTAL INFORMATION TECHNOLOGY	308,384,707

MATERIALS — 0.9%
Metals & Mining — 0.9%
486,500	Barrick Gold Corp.	14,400,400

TELECOMMUNICATION SERVICES — 5.4%
Diversified Telecommunication Services — 1.0%
377,990	Embarq Corp.*	15,493,810

Wireless Telecommunication Services — 4.4%
729,500	Motient Corp.*	10,322,425
2,859,817	Sprint Nextel Corp.	57,167,742

	Total Wireless Telecommunication Services	67,490,167

	TOTAL TELECOMMUNICATION SERVICES	82,983,977

UTILITIES — 3.2%
Independent Power Producers & Energy Traders — 3.2%
1,015,100	NRG Energy Inc.*	48,907,518

	TOTAL COMMON STOCKS (Cost — $1,392,898,249)	1,445,975,881

Face Amount
CONVERTIBLE BOND & NOTE — 1.4%
HEALTH CARE — 1.4%
Biotechnology — 1.4%
$20,000,000	Genzyme Corp., Senior Notes, 1.250% due 12/1/23 (Cost — $20,646,791)	20,875,000

CORPORATE BOND & NOTE — 0.1%
ENERGY — 0.1%
Energy Equipment & Services — 0.1%
31,570,000	Friede Goldman Halter Inc., Subordinated Notes, 4.500% due 12/15/09 (a)(c) (Cost — $10,771,732)	1,941,555

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         27

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Contracts	Security	Value

PURCHASED OPTION — 0.3%
200,000	S & P 500 Index, Put @ $1,250, expires 9/16/06 (Cost — $5,880,701)	$3,760,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,430,197,473)	1,472,552,436

Face Amount
SHORT-TERM INVESTMENTS — 3.7%
Repurchase Agreements — 3.7%
$20,000,000	Interest in $275,425,000 joint tri-party repurchase agreement dated 6/30/06 with Banc of America Securities LLC, 5.200% due 7/3/06; Proceeds at maturity — $20,008,667; (Fully collateralized by various U.S. government agency obligations & Treasury Note, 0.000% to 6.000% due 12/27/06 to 5/15/11; Market value — $20,400,048)	20,000,000
17,459,000	Interest in $331,346,000 joint tri-party repurchase agreement dated 6/30/06 with Greenwich Capital Markets Inc., 5.200% due 7/3/06; Proceeds at maturity — $17,466,566; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.331% due 9/1/24 to 5/1/38; Market value — $17,808,229)	17,459,000
20,000,000	Interest in $457,185,000 joint tri-party repurchase agreement dated 6/30/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.200% due 7/3/06; Proceeds at maturity — $20,008,667; (Fully collateralized by U.S. Treasury Note, 4.125% due 8/15/08; Market value — $20,400,024)	20,000,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $57,459,000)	57,459,000

	TOTAL INVESTMENTS — 99.9% (Cost — $1,487,656,473#)	1,530,011,436
	Other Assets in Excess of Liabilities — 0.1%	1,232,990

	TOTAL NET ASSETS — 100.0%	$1,531,244,426

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(b)	Illiquid security.
(c)	Security is currently in default.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

28         Salomon Brothers Investment Series 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

SALOMON BROTHERS INVESTORS VALUE FUND

Shares	Security	Value

COMMON STOCKS — 95.0%
CONSUMER DISCRETIONARY — 12.4%
Hotels, Restaurants & Leisure — 2.0%
1,038,500	McDonald’s Corp.	$34,893,600

Household Durables — 1.1%
773,500	Newell Rubbermaid Inc.	19,979,505

Media — 7.0%
594,000	EchoStar Communications Corp., Class A Shares*	18,301,140
64,700	Liberty Global Inc., Series A Shares*	1,391,050
119,615	Liberty Global Inc., Series C Shares*	2,460,481
118,995	Liberty Media Holding Corp. — Capital Group, Series A Shares*	9,968,211
594,975	Liberty Media Holding Corp. — Interactive Group, Series A Shares*	10,269,268
2,228,500	News Corp., Class B Shares	44,971,130
656,300	SES Global SA, FDR	9,350,986
1,649,100	Time Warner Inc.	28,529,430

	Total Media	125,241,696

Multiline Retail — 0.9%
306,200	Target Corp.	14,963,994

Specialty Retail — 1.4%
707,800	Home Depot Inc.	25,332,162

	TOTAL CONSUMER DISCRETIONARY	220,410,957

CONSUMER STAPLES — 9.1%
Food & Staples Retailing — 4.1%
1,720,100	Kroger Co.	37,601,386
745,200	Wal-Mart Stores Inc.	35,896,284

	Total Food & Staples Retailing	73,497,670

Household Products — 1.8%
527,200	Kimberly-Clark Corp.	32,528,240

Tobacco — 3.2%
766,300	Altria Group Inc.	56,269,409

	TOTAL CONSUMER STAPLES	162,295,319

ENERGY — 8.5%
Energy Equipment & Services — 2.3%
470,000	GlobalSantaFe Corp.	27,142,500
191,900	Halliburton Co.	14,240,899

	Total Energy Equipment & Services	41,383,399

Oil, Gas & Consumable Fuels — 6.2%
221,300	Marathon Oil Corp.	18,434,290
300,500	Royal Dutch Shell PLC, Sponsored ADR, Class A Shares	20,127,490
270,300	Suncor Energy Inc.	21,897,003
748,000	Total SA, Sponsored ADR	49,008,960

	Total Oil, Gas & Consumable Fuels	109,467,743

	TOTAL ENERGY	150,851,142

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         29

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

FINANCIALS — 29.4%
Capital Markets — 5.0%
512,700	Bank of New York Co. Inc.	$16,508,940
186,200	Goldman Sachs Group Inc.	28,010,066
633,400	Merrill Lynch & Co. Inc.	44,059,304

	Total Capital Markets	88,578,310

Commercial Banks — 3.3%
362,900	Wachovia Corp.	19,625,632
601,300	Wells Fargo & Co.	40,335,204

	Total Commercial Banks	59,960,836

Consumer Finance — 4.5%
694,800	American Express Co.	36,977,256
498,500	Capital One Financial Corp.	42,596,825

	Total Consumer Finance	79,574,081

Diversified Financial Services — 4.4%
735,300	Bank of America Corp.	35,367,930
1,012,360	JPMorgan Chase & Co.	42,519,120

	Total Diversified Financial Services	77,887,050

Insurance — 9.1%
463,900	AFLAC Inc.	21,501,765
515,200	American International Group Inc.	30,422,560
570,200	Chubb Corp.	28,452,980
954,800	Loews Corp.	33,847,660
804,700	Marsh & McLennan Cos. Inc.	21,638,383
591,900	St. Paul Travelers Cos. Inc.	26,386,902

	Total Insurance	162,250,250

Thrifts & Mortgage Finance — 3.1%
418,900	Freddie Mac	23,881,489
432,500	Golden West Financial Corp.	32,091,500

	Total Thrifts & Mortgage Finance	55,972,989

	TOTAL FINANCIALS	524,223,516

HEALTH CARE — 9.9%
Health Care Providers & Services — 3.1%
567,500	UnitedHealth Group Inc.	25,412,650
411,700	WellPoint Inc.*	29,959,409

	Total Health Care Providers & Services	55,372,059

Pharmaceuticals — 6.8%
538,800	Abbott Laboratories	23,497,068
285,700	Johnson & Johnson	17,119,144
491,800	Novartis AG, Sponsored ADR	26,517,856
1,068,500	Pfizer Inc.	25,077,695
598,200	Sanofi-Aventis, ADR	29,132,340

	Total Pharmaceuticals	121,344,103

	TOTAL HEALTH CARE	176,716,162

See Notes to Financial Statements.

30         Salomon Brothers Investment Series 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

INDUSTRIALS — 9.5%
Aerospace & Defense — 4.6%
430,800	Boeing Co.	$35,286,828
408,300	Raytheon Co.	18,197,931
464,500	United Technologies Corp.	29,458,590

	Total Aerospace & Defense	82,943,349

Building Products — 1.0%
619,000	Masco Corp.	18,347,160

Commercial Services & Supplies — 1.1%
344,100	Avery Dennison Corp.	19,978,446

Industrial Conglomerates — 1.8%
339,700	Textron Inc.	31,313,546

Machinery — 1.0%
228,500	Parker Hannifin Corp.	17,731,600

	TOTAL INDUSTRIALS	170,314,101

INFORMATION TECHNOLOGY — 3.4%
Communications Equipment — 1.6%
1,363,600	Nokia Oyj, Sponsored ADR	27,626,536

Computers & Peripherals — 0.9%
218,300	International Business Machines Corp.	16,769,806

Software — 0.9%
674,800	Microsoft Corp.	15,722,840

	TOTAL INFORMATION TECHNOLOGY	60,119,182

MATERIALS — 2.6%
Chemicals — 2.6%
278,600	Air Products & Chemicals Inc.	17,808,112
693,000	E.I. du Pont de Nemours & Co.	28,828,800

	TOTAL MATERIALS	46,636,912

TELECOMMUNICATION SERVICES — 7.8%
Diversified Telecommunication Services — 3.2%
1,367,410	AT&T Inc.	38,137,065
451,147	Embarq Corp.*	18,492,515

	Total Diversified Telecommunication Services	56,629,580

Wireless Telecommunication Services — 4.6%
540,900	ALLTEL Corp.	34,525,647
2,376,653	Sprint Nextel Corp.	47,509,294

	Total Wireless Telecommunication Services	82,034,941

	TOTAL TELECOMMUNICATION SERVICES	138,664,521

UTILITIES — 2.4%
Multi-Utilities — 2.4%
952,700	Sempra Energy	43,328,796

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,339,148,318)	1,693,560,608

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         31

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 4.8%
Repurchase Agreements — 4.8%
$25,000,000	Interest in $275,425,000 joint tri-party repurchase agreement dated 6/30/06 with Banc of America Securities LLC, 5.200% due 7/3/06; Proceeds at maturity — $25,010,833; (Fully collateralized by various U.S. government agency obligations & Treasury Note, 0.000% to 6.000% due 12/27/06 to 5/15/11; Market value — $25,500,060)	$25,000,000
35,592,000	Interest in $331,346,000 joint tri-party repurchase agreement dated 6/30/06 with Greenwich Capital Markets Inc., 5.200% due 7/3/06; Proceeds at maturity — $35,607,423; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.331% due 9/1/24 to 5/1/38; Market value — $36,303,940)	35,592,000
25,000,000	Interest in $457,185,000 joint tri-party repurchase agreement dated 6/30/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.200% due 7/3/06; Proceeds at maturity — $25,010,833; (Fully collateralized by U.S. Treasury Note, 4.125% due 8/15/08; Market value — $25,500,030)	25,000,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $85,592,000)	85,592,000

	TOTAL INVESTMENTS — 99.8% (Cost — $1,424,740,318#)	1,779,152,608
	Other Assets in Excess of Liabilities — 0.2%	3,326,166

	TOTAL NET ASSETS — 100.0%	$1,782,478,774

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Financial Statements.

32         Salomon Brothers Investment Series 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

SALOMON BROTHERS SMALL CAP GROWTH FUND

Shares	Security	Value

COMMON STOCKS — 95.4%
CONSUMER DISCRETIONARY — 12.4%
Hotels, Restaurants & Leisure — 3.4%
67,900	CKE Restaurants Inc.	$1,127,819
96,142	Ctrip.com International Ltd., ADR	4,908,049
129,900	PF Chang’s China Bistro Inc.*	4,938,798
90,700	Station Casinos Inc.	6,174,856
154,500	Steak ‘n Shake Co.*	2,339,130

	Total Hotels, Restaurants & Leisure	19,488,652

Household Durables — 0.5%
220,900	Tempur-Pedic International Inc.*	2,984,359

Internet & Catalog Retail — 1.0%
359,200	Gmarket Inc., Sponsored ADR*	5,520,904

Leisure Equipment & Products — 1.1%
172,700	Marvel Entertainment Inc.*	3,454,000
67,723	Pool Corp.	2,954,754

	Total Leisure Equipment & Products	6,408,754

Media — 2.6%
243,800	R.H. Donnelley Corp.	13,182,266
65,800	Regal Entertainment Group, Class A Shares	1,337,056

	Total Media	14,519,322

Specialty Retail — 3.1%
61,000	Abercrombie & Fitch Co., Class A Shares	3,381,230
6,000	J Crew Group Inc.*	164,700
128,250	Men’s Wearhouse Inc.	3,885,975
426,000	Pier 1 Imports Inc.	2,973,480
249,200	Urban Outfitters Inc.*	4,358,508
230,100	West Marine Inc.*	3,101,748

	Total Specialty Retail	17,865,641

Textiles, Apparel & Luxury Goods — 0.7%
151,600	K-Swiss Inc., Class A Shares	4,047,720

	TOTAL CONSUMER DISCRETIONARY	70,835,352

CONSUMER STAPLES — 2.5%
Food & Staples Retailing — 0.5%
86,400	United Natural Foods Inc.*	2,852,928

Food Products — 0.7%
192,157	Reddy Ice Holdings Inc.	3,910,395

Household Products — 0.4%
163,900	Spectrum Brands Inc.*	2,117,588

Personal Products — 0.9%
367,300	Nu Skin Enterprises Inc., Class A Shares	5,454,405

	TOTAL CONSUMER STAPLES	14,335,316

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         33

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

ENERGY — 2.4%
Energy Equipment & Services — 0.6%
74,350	CARBO Ceramics Inc.	$3,652,816

Oil, Gas & Consumable Fuels — 1.8%
64,700	Cheniere Energy Inc.*	2,523,300
559,006	Gasco Energy Inc.*	2,487,577
81,274	GMX Resources Inc.*	2,512,992
127,600	OPTI Canada Inc.*	2,614,941

	Total Oil, Gas & Consumable Fuels	10,138,810

	TOTAL ENERGY	13,791,626

EXCHANGE TRADED FUND — 2.0%
Exchange Traded — 2.0%
157,200	iShares Russell 2000 Growth Index Fund	11,555,772

FINANCIALS — 6.3%
Capital Markets — 1.0%
66,500	Affiliated Managers Group Inc.*	5,778,185

Commercial Banks — 2.0%
82,800	Cullen/Frost Bankers Inc.	4,744,440
74,500	East-West Bancorp Inc.	2,824,295
72,100	Westamerica Bancorporation	3,530,737

	Total Commercial Banks	11,099,472

Insurance — 0.5%
203,500	Universal American Financial Corp.*	2,676,025

Real Estate Investment Trusts (REITs) — 2.8%
36,600	Alexandria Real Estate Equities Inc.	3,245,688
121,900	BioMed Realty Trust Inc.	3,649,686
56,400	Global Signal Inc.	2,612,448
123,400	Gramercy Capital Corp.	3,196,060
58,960	PS Business Parks Inc.	3,478,640

	Total Real Estate Investment Trusts (REITs)	16,182,522

	TOTAL FINANCIALS	35,736,204

HEALTH CARE — 13.5%
Biotechnology — 6.4%
45,800	Alexion Pharmaceuticals Inc.*	1,654,296
150,400	Arena Pharmaceuticals Inc.*	1,741,632
311,100	CV Therapeutics Inc.*	4,346,067
280,200	InterMune Inc.*	4,609,290
425,600	Nektar Therapeutics*	7,805,504
319,300	NPS Pharmaceuticals Inc.*	1,558,184
1,319,500	Oscient Pharmaceuticals Corp.*	1,134,770
714,500	Panacos Pharmaceuticals Inc.*	3,944,040
246,700	PDL BioPharma Inc.*	4,541,747
210,800	Tanox Inc.*	2,915,364
65,300	Vertex Pharmaceuticals Inc.*	2,397,163

	Total Biotechnology	36,648,057

See Notes to Financial Statements.

34         Salomon Brothers Investment Series 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Health Care Equipment & Supplies — 3.2%
96,700	Advanced Medical Optics Inc.*	$4,902,690
75,300	Cooper Cos. Inc.	3,335,037
272,400	DJ Orthopedics Inc.*	10,032,492

	Total Health Care Equipment & Supplies	18,270,219

Health Care Providers & Services — 2.4%
153,600	Health Net Inc.*	6,938,112
95,400	LifePoint Hospitals Inc.*	3,065,202
71,500	Manor Care Inc.	3,354,780

	Total Health Care Providers & Services	13,358,094

Pharmaceuticals — 1.5%
175,300	Andrx Corp.*	4,065,207
176,600	Avanir Pharmaceuticals, Class A Shares*	1,207,944
103,100	Endo Pharmaceuticals Holdings Inc.*	3,400,238

	Total Pharmaceuticals	8,673,389

	TOTAL HEALTH CARE	76,949,759

INDUSTRIALS — 12.2%
Aerospace & Defense — 1.7%
83,200	Aviall, Inc.*	3,953,664
351,092	Orbital Sciences Corp.*	5,666,625

	Total Aerospace & Defense	9,620,289

Building Products — 1.9%
82,000	ElkCorp	2,277,140
157,100	NCI Building Systems Inc.*	8,353,007

	Total Building Products	10,630,147

Commercial Services & Supplies — 1.9%
129,300	Herman Miller Inc.	3,332,061
113,000	IHS Inc., Class A Shares*	3,348,190
264,600	Steelcase Inc., Class A Shares	4,352,670

	Total Commercial Services & Supplies	11,032,921

Machinery — 4.2%
217,000	AGCO Corp.*	5,711,440
121,600	IDEX Corp.	5,739,520
333,500	JLG Industries Inc.	7,503,750
152,400	Mueller Industries Inc.	5,033,772

	Total Machinery	23,988,482

Trading Companies & Distributors — 2.5%
301,100	MSC Industrial Direct Co. Inc., Class A Shares	14,323,327

	TOTAL INDUSTRIALS	69,595,166

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         35

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

INFORMATION TECHNOLOGY — 32.5%
Communications Equipment — 4.0%
314,900	China GrenTech Corp. Ltd. ADR*	$3,357,149
652,600	ECI Telecom Ltd.*	5,259,956
2,132,700	Extreme Networks Inc.*	8,872,032
63,200	MasTec Inc.*	834,872
203,700	NETGEAR Inc.*	4,410,105

	Total Communications Equipment	22,734,114

Computers & Peripherals — 3.2%
142,700	Avid Technology Inc.*	4,756,191
651,757	Electronics for Imaging Inc.*	13,608,686

	Total Computers & Peripherals	18,364,877

Electronic Equipment & Instruments — 2.4%
340,500	Dolby Laboratories Inc., Class A Shares*	7,933,650
93,300	Mettler-Toledo International Inc.*	5,651,181

	Total Electronic Equipment & Instruments	13,584,831

Internet Software & Services — 12.1%
536,522	Digitas Inc.*	6,234,386
296,400	Jupitermedia Corp.*	3,853,200
453,800	Openwave Systems Inc.*	5,236,852
1,531,700	RealNetworks Inc.*	16,389,190
512,400	SINA Corp.*	12,799,752
652,500	Sohu.com Inc.*	16,827,975
175,600	ValueClick Inc.*	2,695,460
135,500	WebEx Communications Inc.*	4,815,670

	Total Internet Software & Services	68,852,485

IT Services — 4.0%
199,000	MoneyGram International Inc.	6,756,050
261,000	Sabre Holdings Corp., Class A Shares	5,742,000
1,027,600	Sapient Corp.*	5,446,280
163,300	Wright Express Corp.*	4,693,242

	Total IT Services	22,637,572

Semiconductors & Semiconductor Equipment — 3.7%
84,900	Cymer Inc.*	3,944,454
890,100	RF Micro Devices Inc.*	5,313,897
163,273	Tessera Technologies Inc.*	4,490,007
3,331,300	Zarlink Semiconductor Inc.*	7,262,234

	Total Semiconductors & Semiconductor Equipment	21,010,592

Software — 3.1%
376,100	Corel Corp.*	4,535,766
11,935	Ectel Ltd.*	52,515
281,400	Kongzhong Corp., ADR*	2,476,320
317,500	Take-Two Interactive Software Inc.*	3,384,550
622,800	TIBCO Software Inc.*	4,390,740
357,000	Wind River Systems Inc.*	3,177,300

	Total Software	18,017,191

	TOTAL INFORMATION TECHNOLOGY	185,201,662

See Notes to Financial Statements.

36         Salomon Brothers Investment Series 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

MATERIALS — 4.6%
Chemicals — 3.1%
114,700	Minerals Technologies Inc.	$5,964,400
88,900	Scotts Miracle-Gro Co., Class A Shares	3,762,248
264,700	Senomyx Inc.*	3,819,621
162,000	Valspar Corp.	4,278,420

	Total Chemicals	17,824,689

Metals & Mining — 1.5%
127,100	Apex Silver Mines Ltd.*	1,912,855
264,000	Compass Minerals International Inc.	6,586,800

	Total Metals & Mining	8,499,655

	TOTAL MATERIALS	26,324,344

TELECOMMUNICATION SERVICES — 5.7%
Diversified Telecommunication Services — 1.9%
753,100	Cincinnati Bell Inc.*	3,087,710
298,900	Citizens Communications Co.	3,900,645
34,800	Commonwealth Telephone Enterprises Inc.	1,153,968
56,500	PanAmSat Holding Corp.	1,411,370
71,400	Time Warner Telecom Inc., Class A Shares*	1,060,290

	Total Diversified Telecommunication Services	10,613,983

Wireless Telecommunication Services — 3.8%
463,922	American Tower Corp., Class A Shares*	14,437,253
600,600	Dobson Communications Corp., Class A Shares*	4,642,638
252,190	WiderThan Co., Ltd., ADR*	2,595,035

	Total Wireless Telecommunication Services	21,674,926

	TOTAL TELECOMMUNICATION SERVICES	32,288,909

UTILITIES — 1.3%
Electric Utilities — 0.8%
170,300	ITC Holdings Corp.	4,526,574

Independent Power Producers & Energy Traders — 0.5%
65,100	Ormat Technologies Inc.	2,483,565

	TOTAL UTILITIES	7,010,139

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $501,738,334)	543,624,249

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         37

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

SHORT-TERM INVESTMENT — 7.7%
Repurchase Agreement — 7.7%
$44,209,000	Interest in $457,185,000 joint tri-party repurchase agreement dated 6/30/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.200% due 7/3/06; Proceeds at maturity — $44,228,157; (Fully collateralized by U.S. Treasury Note, 4.125% due 8/15/08; Market value — $45,093,234) (Cost — $44,209,000)	$44,209,000

	TOTAL INVESTMENTS — 103.1% (Cost — $545,947,334#)	587,833,249
	Liabilities in Excess of Other Assets — (3.1)%	(17,820,061)

	TOTAL NET ASSETS — 100.0%	$570,013,188

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

38         Salomon Brothers Investment Series 2006 Semi-Annual Report

Statements of Assets and Liabilities (June 30, 2006) (unaudited)

	Salomon Brothers Balanced Fund	Salomon Brothers Capital Fund
ASSETS:
Investments, at cost	$100,982,671	$1,487,656,473
Foreign currency, at cost	—	1,048,491

Investments, at value	$108,276,740	$1,530,011,436
Foreign currency, at value	—	1,052,728
Cash	563	593
Dividends and interest receivable	384,590	1,211,807
Receivable for securities sold	380,451	4,779,290
Receivable for Fund shares sold	259,295	3,057,347
Receivable from broker — variation margin on open futures contracts	12,266	—
Prepaid expenses	6,224	47,748

Total Assets	109,320,129	1,540,160,949

LIABILITIES:
Payable for securities purchased	16,559,490	—
Payable for Fund shares repurchased	737,763	6,740,281
Distributions payable	70,772	—
Investment management fee payable	45,642	718,587
Distribution fees payable	41,507	739,733
Deferred dollar roll income	4,855	—
Options written, at value (premium received $3,826)	3,795	—
Directors’ fees payable	3,688	14,620
Accrued expenses	83,968	703,302

Total Liabilities	17,551,480	8,916,523

Total Net Assets	$91,768,649	$1,531,244,426

NET ASSETS:
Par value (Note 7)	$6,990	$56,710
Paid-in capital in excess of par value	81,635,090	1,394,301,471
Undistributed net investment income/(accumulated net investment loss)	31,591	(496,719)
Accumulated net realized gain on investments, futures contracts, options written and foreign currency transactions	2,818,096	95,020,922
Net unrealized appreciation on investments, futures contracts, options and foreign currencies	7,276,882	42,362,042

Total Net Assets	$91,768,649	$1,531,244,426

Shares Outstanding:
Class A	4,058,651	12,276,893

Class B	1,133,205	13,142,707

Class C	1,678,095	17,664,920

Class O	119,836	13,467,081

Class Y	—	158,836

Net Asset Value:
Class A *	$13.16	$27.79

Class B (offering price per share)*	$13.04	$25.94

Class C (offering price per share)*	$13.10	$26.02

Class O (offering price and redemption price per share)	$13.26	$28.57

Class Y (offering price and redemption price per share)	—	$30.57

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.75%)	$13.96	$29.49

*	Redemption price per share is equal to net asset value less any applicable CDSC (See Note 2).

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         39

Statements of Assets and Liabilities (June 30, 2006) (unaudited) (continued)

	Salomon Brothers Investors Value Fund	Salomon Brothers Small Cap Growth Fund
ASSETS:
Investments, at cost	$1,424,740,318	$545,947,334
Foreign currency, at cost	270,282	—

Investments, at value	$1,779,152,608	$587,833,249
Foreign currency, at value	283,639	—
Cash	444	417
Receivable for securities sold	4,845,263	4,428,343
Dividends and interest receivable	2,517,739	277,633
Receivable for Fund shares sold	1,157,732	1,545,385
Prepaid expenses	32,621	42,971

Total Assets	1,787,990,046	594,127,998

LIABILITIES:
Payable for securities purchased	—	22,005,391
Investment management fee payable	2,397,534	348,980
Payable for Fund shares repurchased	1,845,460	1,544,076
Distributions payable	753,263	—
Distribution fees payable	119,412	147,840
Directors’ fees payable	8,072	1,384
Accrued expenses	387,531	67,139

Total Liabilities	5,511,272	24,114,810

Total Net Assets	$1,782,478,774	$570,013,188

NET ASSETS:
Par value (Note 7)	$84,272	$37,418
Paid-in capital in excess of par value	1,353,100,994	496,164,846
Undistributed net investment income/(accumulated net investment loss)	193,138	(699,324)
Accumulated net realized gain on investments and foreign currency transactions	74,673,832	32,624,333
Net unrealized appreciation on investments and foreign currencies	354,426,538	41,885,915

Total Net Assets	$1,782,478,774	$570,013,188

Shares Outstanding:
Class A	12,486,223	26,796,520

Class B	1,524,099	1,742,606

Class C	2,333,266	3,638,221

Class O	25,719,421	209,180

Class Y	42,209,368	5,031,430

Net Asset Value:
Class A *	$21.20	$15.38

Class B (offering price per share)*	$20.71	$14.14

Class C (offering price per share)*	$20.80	$14.28

Class O (offering price and redemption price per share)	$21.16	$15.71

Class Y (offering price and redemption price per share)	$21.17	$15.48

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.75%)	$22.49	$16.32

*	Redemption price per share is equal to net asset value less any applicable CDSC (See Note 2).

See Notes to Financial Statements.

40         Salomon Brothers Investment Series 2006 Semi-Annual Report

Statements of Operations (For the six months ended June 30, 2006) (unaudited)

	Salomon Brothers Balanced Fund	Salomon Brothers Capital Fund
INVESTMENT INCOME:
Interest	$1,243,528	$1,894,097
Dividends	507,696	8,864,548
Income from securities lending	1,006	—
Less: Foreign taxes withheld	(3,223)	(331,537)

Total Investment Income	1,749,007	10,427,108

EXPENSES:
Investment management fee (Note 2)	287,958	4,656,290
Distribution fees (Note 5)	267,861	4,887,789
Shareholder reports (Note 5)	65,068	349,401
Transfer agent fees (Note 5)	64,954	852,092
Registration fees	23,816	42,295
Audit and tax	17,248	16,153
Legal fees	15,822	32,331
Directors’ fees	4,716	20,509
Custody fees	2,550	23,171
Insurance	2,274	20,418
Miscellaneous expenses	9,087	60,234

Total Expenses	761,354	10,960,683
Less: Fee waivers and/or expense reimbursements (Note 2)	(2,188)	(36,856)

Net Expenses	759,166	10,923,827

Net Investment Income (Loss)	989,841	(496,719)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	2,953,848	98,156,570
Futures contracts	(27,520)	—
Options written	4,123	—
Foreign currency transactions	(159)	31,182

Net Realized Gain	2,930,292	98,187,752

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(1,308,155)	(142,669,118)
Futures contracts	(17,205)	—
Options written	31	—
Foreign currencies	13	13,278

Change in Net Unrealized Appreciation/Depreciation	(1,325,316)	(142,655,840)

Net Gain (Loss) on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	1,604,976	(44,468,088)

Increase (Decrease) in Net Assets From Operations	$2,594,817	$(44,964,807)

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         41

Statements of Operations (For the six months ended June 30, 2006) (unaudited) (continued)

	Salomon Brothers Investors Value Fund	Salomon Brothers Small Cap Growth Fund
INVESTMENT INCOME:
Dividends	$17,582,396	$1,628,916
Interest	1,550,411	1,121,888
Less: Foreign taxes withheld	(473,077)	(159)

Total Investment Income	18,659,730	2,750,645

EXPENSES:
Investment management fee (Note 2)	4,725,520	2,149,198
Distribution fees (Note 5)	794,415	933,296
Transfer agent fees (Note 5)	313,565	190,699
Shareholder reports (Note 5)	143,959	93,936
Legal fees	40,394	39,397
Directors’ fees	30,277	7,815
Custody fees	26,523	4,410
Registration fees	22,121	31,867
Audit and tax	18,305	12,219
Insurance	15,209	5,941
Miscellaneous expenses	37,704	25,329

Total Expenses	6,167,992	3,494,107
Less: Fee waivers and/or expense reimbursements (Note 2)	(42,961)	(11,544)

Net Expenses	6,125,031	3,482,563

Net Investment Income (Loss)	12,534,699	(731,918)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	81,370,479	37,595,095
Foreign currency transactions	103	—

Net Realized Gain	81,370,582	37,595,095

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(7,331,844)	(25,584,742)
Foreign currencies	15,252	—

Change in Net Unrealized Appreciation/Depreciation	(7,316,592)	(25,584,742)

Net Gain on Investments and Foreign Currency Transactions	74,053,990	12,010,353

Increase in Net Assets From Operations	$86,588,689	$11,278,435

See Notes to Financial Statements.

42         Salomon Brothers Investment Series 2006 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended June 30, 2006 (unaudited) and the year ended December 31, 2005

Salomon Brothers Balanced Fund	2006	2005
OPERATIONS:
Net investment income	$989,841	$2,027,330
Net realized gain	2,930,292	1,251,070
Change in net unrealized appreciation/depreciation	(1,325,316)	(1,144,452)

Increase in Net Assets From Operations	2,594,817	2,133,948

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(977,946)	(2,662,172)
Net realized gains	—	(1,246,705)

Decrease in Net Assets From Distributions to Shareholders	(977,946)	(3,908,877)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	6,997,481	13,806,839
Reinvestment of distributions	876,210	3,525,046
Cost of shares repurchased	(16,491,760)	(38,694,190)

Decrease in Net Assets From Fund Share Transactions	(8,618,069)	(21,362,305)

Decrease in Net Assets	(7,001,198)	(23,137,234)
NET ASSETS:
Beginning of period	98,769,847	121,907,081

End of period*	$91,768,649	$98,769,847

* Includes undistributed net investment income of:	$31,591	$19,696

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         43

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2006 (unaudited) and the year ended December 31, 2005

Salomon Brothers Capital Fund	2006	2005
OPERATIONS:
Net investment loss	$(496,719)	$(4,405,553)
Net realized gain	98,187,752	186,226,810
Change in net unrealized appreciation/depreciation	(142,655,840)	(70,881,354)

Increase (Decrease) in Net Assets From Operations	(44,964,807)	110,939,903

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net realized gains	(49,482,734)	(171,641,401)

Decrease in Net Assets From Distributions to Shareholders	(49,482,734)	(171,641,401)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	100,360,788	250,819,753
Reinvestment of distributions	44,461,072	153,743,783
Cost of shares repurchased	(181,536,617)	(284,533,885)

Increase (Decrease) in Net Assets From Fund Share Transactions	(36,714,757)	120,029,651

Increase (Decrease) in Net Assets	(131,162,298)	59,328,153
NET ASSETS:
Beginning of period	1,662,406,724	1,603,078,571

End of period*	$1,531,244,426	$1,662,406,724

* Includes accumulated net investment loss of:	$(496,719)	$—

See Notes to Financial Statements.

44         Salomon Brothers Investment Series 2006 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2006 (unaudited) and the year ended December 31, 2005

Salomon Brothers Investors Value Fund	2006	2005
OPERATIONS:
Net investment income	$12,534,699	$26,081,139
Net realized gain	81,370,582	87,392,714
Change in net unrealized appreciation/depreciation	(7,316,592)	7,880,365

Increase in Net Assets From Operations	86,588,689	121,354,218

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(12,341,561)	(26,069,673)
Net realized gains	(6,488,553)	(104,539,761)

Decrease in Net Assets From Distributions to Shareholders	(18,830,114)	(130,609,434)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	75,309,296	262,960,069
Reinvestment of distributions	17,083,144	120,611,860
Cost of shares repurchased	(152,793,245)	(512,538,747)

Decrease in Net Assets From Fund Share Transactions	(60,400,805)	(128,966,818)

Increase (Decrease) in Net Assets	7,357,770	(138,222,034)
NET ASSETS:
Beginning of period	1,775,121,004	1,913,343,038

End of period*	$1,782,478,774	$1,775,121,004

* Includes undistributed net investment income of:	$193,138	$—

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         45

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2006 (unaudited) and the year ended December 31, 2005

Salomon Brothers Small Cap Growth Fund	2006	2005
OPERATIONS:
Net investment loss	$(731,918)	$(1,674,122)
Net realized gain	37,595,095	30,858,065
Change in net unrealized appreciation/depreciation	(25,584,742)	(6,396,208)

Increase in Net Assets From Operations	11,278,435	22,787,735

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net realized gains	(301,515)	(41,532,683)

Decrease in Net Assets From Distributions to Shareholders	(301,515)	(41,532,683)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	97,066,769	131,936,737
Reinvestment of distributions	286,471	39,382,714
Cost of shares repurchased	(57,428,050)	(115,714,239)

Increase in Net Assets From Fund Share Transactions	39,925,190	55,605,212

Increase in Net Assets	50,902,110	36,860,264
NET ASSETS:
Beginning of period	519,111,078	482,250,814

End of period*	$570,013,188	$519,111,078

* Includes accumulated net investment loss and undistributed net investment income, respectively, of:	$(699,324)	$32,594

See Notes to Financial Statements.

46         Salomon Brothers Investment Series 2006 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class A Shares(1)
Salomon Brothers Balanced Fund	2006(2)		2005		2004		2003	2002	2001
Net Asset Value, Beginning of Period	$12.96		$13.13		$12.89		$11.48	$12.39	$12.84

Income (Loss) From Operations:
Net investment income	0.16		0.29		0.32		0.32	0.39	0.48
Net realized and unrealized gain (loss)	0.20		0.06		0.57		1.57	(0.80)	(0.36)

Total Income (Loss) From Operations	0.36		0.35		0.89		1.89	(0.41)	0.12

Less Distributions From:
Net investment income	(0.16)		(0.36)		(0.29)		(0.30)	(0.35)	(0.46)
Net realized gains	—		(0.16)		(0.36)		(0.18)	(0.15)	(0.11)

Total Distributions	(0.16)		(0.52)		(0.65)		(0.48)	(0.50)	(0.57)

Net Asset Value, End of Period	$13.16		$12.96		$13.13		$12.89	$11.48	$12.39

Total Return(3)	2.78%		2.73%		7.00%		16.86%	(3.32)%	0.96%

Net Assets, End of Period (000s)	$53,429		$54,044		$62,967		$51,639	$29,341	$25,607

Ratios to Average Net Assets:
Gross expenses	1.22	%(4)	1.26%		1.19%		1.27%	1.24%	1.25%
Net expenses	1.21	(4)(5)	1.26		1.04	(5)	0.95 (5)	0.95 (5)	0.95 (5)
Net investment income	2.44	(4)	2.22		2.47		2.64	3.24	3.79

Portfolio Turnover Rate	52	%(6)	31	%(6)	54	%(6)	93%	36%	55%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.
(6)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included the portfolio turnover rate would have been 136%, 199% and 207%, for the six months ended June 30, 2006 and the years ended December 31, 2005 and 2004, respectively.

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         47

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class B Shares(1)
Salomon Brothers Balanced Fund	2006(2)		2005		2004		2003	2002	2001
Net Asset Value, Beginning of Period	$12.84		$13.03		$12.80		$11.41	$12.32	$12.77

Income (Loss) From Operations:
Net investment income	0.10		0.17		0.21		0.23	0.30	0.39
Net realized and unrealized gain (loss)	0.20		0.07		0.58		1.55	(0.79)	(0.35)

Total Income (Loss) From Operations	0.30		0.24		0.79		1.78	(0.49)	0.04

Less Distributions From:
Net investment income	(0.10)		(0.27)		(0.20)		(0.21)	(0.27)	(0.38)
Net realized gains	—		(0.16)		(0.36)		(0.18)	(0.15)	(0.11)

Total Distributions	(0.10)		(0.43)		(0.56)		(0.39)	(0.42)	(0.49)

Net Asset Value, End of Period	$13.04		$12.84		$13.03		$12.80	$11.41	$12.32

Total Return(3)	2.35%		1.86%		6.23%		15.94%	(4.02)%	0.30%

Net Assets, End of Period (000s)	$14,775		$18,434		$24,166		$34,972	$44,574	$61,485

Ratios to Average Net Assets:
Gross expenses	2.15	%(4)	2.11%		1.94%		2.00%	1.99%	1.88%
Net expenses	2.15	(4)(5)	2.11		1.80	(5)	1.70 (5)	1.70 (5)	1.69 (5)
Net investment income	1.49	(4)	1.36		1.64		1.94	2.46	3.05

Portfolio Turnover Rate	52	%(6)	31	%(6)	54	%(6)	93%	36%	55%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.
(6)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included the portfolio turnover rate would have been 136%, 199% and 207%, for the six months ended June 30, 2006 and the years ended December 31, 2005 and 2004, respectively.

See Notes to Financial Statements.

48         Salomon Brothers Investment Series 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class C Shares(1)
Salomon Brothers Balanced Fund	2006(2)		2005		2004		2003	2002	2001
Net Asset Value, Beginning of Period	$12.90		$13.07		$12.84		$11.44	$12.35	$12.81

Income (Loss) From Operations:
Net investment income	0.10		0.19		0.22		0.23	0.30	0.38
Net realized and unrealized gain (loss)	0.21		0.07		0.57		1.56	(0.79)	(0.35)

Total Income (Loss) From Operations	0.31		0.26		0.79		1.79	(0.49)	0.03

Less Distributions From:
Net investment income	(0.11)		(0.27)		(0.20)		(0.21)	(0.27)	(0.38)
Net realized gains	—		(0.16)		(0.36)		(0.18)	(0.15)	(0.11)

Total Distributions	(0.11)		(0.43)		(0.56)		(0.39)	(0.42)	(0.49)

Net Asset Value, End of Period	$13.10		$12.90		$13.07		$12.84	$11.44	$12.35

Total Return(3)	2.39%		2.02%		6.21%		15.99%	(4.01)%	0.22%

Net Assets, End of Period (000s)	$21,976		$24,458		$32,926		$33,069	$18,168	$16,564

Ratios to Average Net Assets:
Gross expenses	2.06	%(4)	1.98%		1.92%		1.93%	1.99%	1.84%
Net expenses	2.06	(4)(5)	1.98		1.77	(5)	1.70 (5)	1.70 (5)	1.69 (5)
Net investment income	1.59	(4)	1.49		1.71		1.88	2.48	3.03

Portfolio Turnover Rate	52	%(6)	31	%(6)	54	%(6)	93%	36%	55%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.
(6)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included the portfolio turnover rate would have been 136%, 199% and 207%, for the six months ended June 30, 2006 and the years ended December 31, 2005 and 2004, respectively.

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         49

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class O Shares(1)
Salomon Brothers Balanced Fund	2006(2)		2005		2004		2003	2002	2001
Net Asset Value, Beginning of Period	$13.08		$13.26		$12.98		$11.56	$12.47	$12.91

Income (Loss) From Operations:
Net investment income	0.16		0.33		0.36		0.36	0.42	0.52
Net realized and unrealized gain (loss)	0.20		0.04		0.60		1.57	(0.80)	(0.36)

Total Income (Loss) From Operations	0.36		0.37		0.96		1.93	(0.38)	0.16

Less Distributions From:
Net investment income	(0.18)		(0.39)		(0.32)		(0.33)	(0.38)	(0.49)
Net realized gains	—		(0.16)		(0.36)		(0.18)	(0.15)	(0.11)

Total Distributions	(0.18)		(0.55)		(0.68)		(0.51)	(0.53)	(0.60)

Net Asset Value, End of Period	$13.26		$13.08		$13.26		$12.98	$11.56	$12.47

Total Return(3)	2.74%		2.88%		7.52%		17.12%	(3.06)%	1.26%

Net Assets, End of Period (000s)	$1,589		$1,834		$1,848		$1,753	$1,487	$1,150

Ratios to Average Net Assets:
Gross expenses	1.30	%(4)	0.97%		0.89%		0.86%	0.99%	0.79%
Net expenses	1.29	(4)(5)	0.97		0.75	(5)	0.70 (5)	0.70 (5)	0.70 (5)
Net investment income	2.36	(4)	2.51		2.77		2.92	3.47	4.03

Portfolio Turnover Rate	52	%(6)	31	%(6)	54	%(6)	93%	36%	55%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.
(6)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included the portfolio turnover rate would have been 136%, 199% and 207%, for the six months ended June 30, 2006 and the years ended December 31, 2005 and 2004, respectively.

See Notes to Financial Statements.

50         Salomon Brothers Investment Series 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class A Shares(1)
Salomon Brothers Capital Fund	2006(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$29.50		$30.42	$27.04	$18.87	$25.09	$25.44

Income (Loss) From Operations:
Net investment income (loss)	0.04		0.03	(0.02)	0.05	0.13	0.24
Net realized and unrealized gain (loss)	(0.85)		2.26	3.87	8.18	(6.30)	0.16

Total Income (Loss) From Operations	(0.81)		2.29	3.85	8.23	(6.17)	0.40

Less Distributions From:
Net investment income	—		—	—	(0.02)	(0.05)	(0.20)
Net realized gains	(0.90)		(3.21)	(0.47)	—	—	(0.55)
Return of capital	—		—	—	(0.04)	—	—

Total Distributions	(0.90)		(3.21)	(0.47)	(0.06)	(0.05)	(0.75)

Net Asset Value, End of Period	$27.79		$29.50	$30.42	$27.04	$18.87	$25.09

Total Return(3)	(2.70)%		7.52%	14.24%	43.75%	(24.64)%	1.60%

Net Assets, End of Period (000s)	$341,138		$353,098	$351,092	$336,324	$219,140	$277,998

Ratios to Average Net Assets:
Gross expenses	0.97	%(4)	1.11%	1.02%	1.08%	1.12%	1.07%
Net expenses	0.97	(4)(5)	1.11	1.02	1.08	1.12	1.07
Net investment income (loss)	0.29	(4)	0.09	(0.07)	0.21	0.61	0.94

Portfolio Turnover Rate	109%		265%	131%	107%	107%	72%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         51

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class B Shares(1)
Salomon Brothers Capital Fund	2006(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$27.72		$29.01	$26.02	$18.28	$24.45	$24.86

Income (Loss) From Operations:
Net investment income (loss)	(0.08)		(0.22)	(0.24)	(0.14)	(0.05)	0.04
Net realized and unrealized gain (loss)	(0.80)		2.14	3.70	7.90	(6.12)	0.16

Total Income (Loss) From Operations	(0.88)		1.92	3.46	7.76	(6.17)	0.20

Less Distributions From:
Net investment income	—		—	—	(0.01)	—	(0.06)
Net realized gains	(0.90)		(3.21)	(0.47)	—	—	(0.55)
Return of capital	—		—	—	(0.01)	—	—

Total Distributions	(0.90)		(3.21)	(0.47)	(0.02)	—	(0.61)

Net Asset Value, End of Period	$25.94		$27.72	$29.01	$26.02	$18.28	$24.45

Total Return(3)	(3.13)%		6.59%	13.30%	42.48%	(25.24)%	0.80%

Net Assets, End of Period (000s)	$340,945		$397,242	$415,006	$405,893	$299,391	$363,817

Ratios to Average Net Assets:
Gross expenses	1.81	%(4)	1.97%	1.85%	1.94%	1.95%	1.86%
Net expenses	1.80	(4)(5)	1.97	1.85	1.94	1.95	1.86
Net investment income (loss)	(0.56	)(4)	(0.77)	(0.90)	(0.65)	(0.22)	0.15

Portfolio Turnover Rate	109%		265%	131%	107%	107%	72%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

52         Salomon Brothers Investment Series 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class C Shares(1)
Salomon Brothers Capital Fund	2006(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$27.80		$29.07	$26.07	$18.31	$24.50	$24.90

Income (Loss) From Operations:
Net investment income (loss)	(0.07)		(0.22)	(0.24)	(0.13)	(0.05)	0.04
Net realized and unrealized gain (loss)	(0.81)		2.16	3.71	7.91	(6.14)	0.17

Total Income (Loss) From Operations	(0.88)		1.94	3.47	7.78	(6.19)	0.21

Less Distributions From:
Net investment income	—		—	—	(0.01)	—	(0.06)
Net realized gains	(0.90)		(3.21)	(0.47)	—	—	(0.55)
Return of capital	—		—	—	(0.01)	—	—

Total Distributions	(0.90)		(3.21)	(0.47)	(0.02)	—	(0.61)

Net Asset Value, End of Period	$26.02		$27.80	$29.07	$26.07	$18.31	$24.50

Total Return(3)	(3.12)%		6.65%	13.31%	42.52%	(25.27)%	0.83%

Net Assets, End of Period (000s)	$459,618		$504,642	$492,644	$518,298	$354,434	$389,731

Ratios to Average Net Assets:
Gross expenses	1.78	%(4)	1.94%	1.83%	1.92%	1.96%	1.84%
Net expenses	1.78	(4)(5)	1.94	1.83	1.92	1.96	1.84
Net investment income (loss)	(0.53	)(4)	(0.74)	(0.88)	(0.63)	(0.22)	0.16

Portfolio Turnover Rate	109%		265%	131%	107%	107%	72%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         53

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class O Shares(1)
Salomon Brothers Capital Fund	2006(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$30.25		$30.98	$27.42	$19.08	$25.27	$25.61

Income (Loss) From Operations:
Net investment income	0.10		0.17	0.09	0.14	0.23	0.34
Net realized and unrealized gain (loss)	(0.88)		2.31	3.94	8.28	(6.34)	0.16

Total Income (Loss) From Operations	(0.78)		2.48	4.03	8.42	(6.11)	0.50

Less Distributions From:
Net investment income	—		—	—	(0.03)	(0.08)	(0.29)
Net realized gains	(0.90)		(3.21)	(0.47)	—	—	(0.55)
Return of capital	—		—	—	(0.05)	—	—

Total Distributions	(0.90)		(3.21)	(0.47)	(0.08)	(0.08)	(0.84)

Net Asset Value, End of Period	$28.57		$30.25	$30.98	$27.42	$19.08	$25.27

Total Return(3)	(2.53)%		8.01%	14.70%	44.34%	(24.26)%	2.00%

Net Assets, End of Period (000s)	$384,687		$406,387	$344,239	$294,073	$187,241	$221,979

Ratios to Average Net Assets:
Gross expenses	0.60	%(4)	0.67%	0.64%	0.65%	0.67%	0.67%
Net expenses	0.59	(4)(5)	0.67	0.64	0.65	0.67	0.67
Net investment income	0.66	(4)	0.54	0.33	0.64	1.07	1.32

Portfolio Turnover Rate	109%		265%	131%	107%	107%	72%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

54         Salomon Brothers Investment Series 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class Y Shares(1)
Salomon Brothers Capital Fund	2006(2)		2005	2004		2003	2002	2001(3)
Net Asset Value, Beginning of Period	$32.31		$33.05	$27.46		$19.10	$25.30	$27.48

Income (Loss) From Operations:
Net investment income	0.12		0.10	0.06		0.15	0.24	0.30
Net realized and unrealized gain (loss)	(0.96)		2.37	6.00		8.29	(6.36)	(1.67)

Total Income (Loss) From Operations	(0.84)		2.47	6.06		8.44	(6.12)	(1.37)

Less Distributions From:
Net investment income	—		—	—		(0.03)	(0.08)	(0.26)
Net realized gains	(0.90)		(3.21)	(0.47)		—	—	(0.55)
Return of capital	—		—	—		(0.05)	—	—

Total Distributions	(0.90)		(3.21)	(0.47)		(0.08)	(0.08)	(0.81)

Net Asset Value, End of Period	$30.57		$32.31	$33.05		$27.46	$19.10	$25.30

Total Return(4)	(2.56)%		7.47%	22.07	%(5)	44.40%	(24.27)%	(4.95)%

Net Assets, End of Period (000s)	$4,856		$1,038	$97		$32,927	$22,807	$44,277

Ratios to Average Net Assets:
Gross expenses	0.63	%(6)	1.06%	0.59%		0.63%	0.65%	0.66	%(6)
Net expenses	0.63	(6)(7)	1.06	0.59		0.63	0.65	0.66	(6)
Net investment income	0.74	(6)	0.30	0.21		0.66	1.07	1.33	(6)

Portfolio Turnover Rate	109%		265%	131%		107%	107%	72%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	For the period January 31, 2001 (inception date) to December 31, 2001.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Total return for the year was affected by 6.21% due to significant redemption. If the effect of the redemption was not included, the total return would have been lower.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         55

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class A Shares(1)
Salomon Brothers Investors Value Fund	2006(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$20.43		$20.55	$19.07	$14.69	$18.97	$20.41

Income (Loss) From Operations:
Net investment income	0.12		0.23	0.29	0.22	0.19	0.14
Net realized and unrealized gain (loss)	0.85		1.01	1.70	4.38	(4.31)	(1.02)

Total Income (Loss) From Operations	0.97		1.24	1.99	4.60	(4.12)	(0.88)

Less Distributions From:
Net investment income	(0.12)		(0.23)	(0.28)	(0.22)	(0.16)	(0.14)
Net realized gains	(0.08)		(1.13)	(0.23)	—	—	(0.42)

Total Distributions	(0.20)		(1.36)	(0.51)	(0.22)	(0.16)	(0.56)

Net Asset Value, End of Period	$21.20		$20.43	$20.55	$19.07	$14.69	$18.97

Total Return(3)	4.74%		6.15%	10.50%	31.59%	(21.76)%	(4.43)%

Net Assets, End of Period (000s)	$264,647		$314,069	$308,990	$270,317	$185,308	$160,688

Ratios to Average Net Assets:
Gross expenses	0.90	%(4)	0.93%	0.88%	0.96%	0.91%	1.03%
Net expenses	0.90	(4)(5)	0.93	0.88	0.96	0.91	1.03
Net investment income	1.15	(4)	1.13	1.46	1.32	1.19	0.70

Portfolio Turnover Rate	15%		53%	36%	34%	44%	43%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

56         Salomon Brothers Investment Series 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class B Shares(1)
Salomon Brothers Investors Value Fund	2006(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$19.98		$20.13	$18.70	$14.40	$18.63	$20.09

Income (Loss) From Operations:
Net investment income (loss)	0.01		0.03	0.10	0.07	0.02	(0.03)
Net realized and unrealized gain (loss)	0.82		1.00	1.67	4.31	(4.21)	(1.00)

Total Income (Loss) From Operations	0.83		1.03	1.77	4.38	(4.19)	(1.03)

Less Distributions From:
Net investment income	(0.02)		(0.05)	(0.11)	(0.08)	(0.04)	(0.01)
Net realized gains	(0.08)		(1.13)	(0.23)	—	—	(0.42)

Total Distributions	(0.10)		(1.18)	(0.34)	(0.08)	(0.04)	(0.43)

Net Asset Value, End of Period	$20.71		$19.98	$20.13	$18.70	$14.40	$18.63

Total Return(3)	4.15%		5.16%	9.46%	30.52%	(22.52)%	(5.28)%

Net Assets, End of Period (000s)	$31,561		$36,803	$43,386	$49,915	$54,897	$83,335

Ratios to Average Net Assets:
Gross expenses	1.98	%(4)	1.89%	1.78%	1.83%	1.85%	1.90%
Net expenses	1.98	(4)(5)	1.89	1.78	1.83	1.85	1.90
Net investment income (loss)	0.07	(4)	0.16	0.51	0.45	0.13	(0.17)

Portfolio Turnover Rate	15%		53%	36%	34%	44%	43%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         57

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class C Shares(1)
Salomon Brothers Investors Value Fund	2006(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$20.05		$20.20	$18.76	$14.45	$18.69	$20.13

Income (Loss) From Operations:
Net investment income (loss)	0.03		0.05	0.11	0.08	0.04	(0.03)
Net realized and unrealized gain (loss)	0.83		0.99	1.68	4.32	(4.24)	(0.98)

Total Income (Loss) From Operations	0.86		1.04	1.79	4.40	(4.20)	(1.01)

Less Distributions From:
Net investment income	(0.03)		(0.06)	(0.12)	(0.09)	(0.04)	(0.01)
Net realized gains	(0.08)		(1.13)	(0.23)	—	—	(0.42)

Total Distributions	(0.11)		(1.19)	(0.35)	(0.09)	(0.04)	(0.43)

Net Asset Value, End of Period	$20.80		$20.05	$20.20	$18.76	$14.45	$18.69

Total Return(3)	4.27%		5.20%	9.53%	30.54%	(22.47)%	(5.16)%

Net Assets, End of Period (000s)	$48,525		$52,771	$67,647	$68,296	$53,052	$72,607

Ratios to Average Net Assets:
Gross expenses	1.82	%(4)	1.81%	1.75%	1.79%	1.78%	1.86%
Net expenses	1.81	(4)(5)	1.81	1.75	1.79	1.78	1.86
Net investment income (loss)	0.24	(4)	0.24	0.56	0.49	0.22	(0.14)

Portfolio Turnover Rate	15%		53%	36%	34%	44%	43%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

58         Salomon Brothers Investment Series 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class O Shares(1)
Salomon Brothers Investors Value Fund	2006(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$20.40		$20.52	$19.04	$14.66	$18.94	$20.38

Income (Loss) From Operations:
Net investment income	0.16		0.30	0.34	0.26	0.23	0.19
Net realized and unrealized gain (loss)	0.84		1.01	1.71	4.39	(4.31)	(1.02)

Total Income (Loss) From Operations	1.00		1.31	2.05	4.65	(4.08)	(0.83)

Less Distributions From:
Net investment income	(0.16)		(0.30)	(0.34)	(0.27)	(0.20)	(0.19)
Net realized gains	(0.08)		(1.13)	(0.23)	—	—	(0.42)

Total Distributions	(0.24)		(1.43)	(0.57)	(0.27)	(0.20)	(0.61)

Net Asset Value, End of Period	$21.16		$20.40	$20.52	$19.04	$14.66	$18.94

Total Return(3)	4.87%		6.51%	10.83%	32.01%	(21.57)%	(4.17)%

Net Assets, End of Period (000s)	$544,241		$540,992	$789,928	$757,230	$493,344	$665,747

Ratios to Average Net Assets:
Gross expenses	0.58	%(4)	0.58%	0.60%	0.67%	0.63%	0.74%
Net expenses	0.58	(4)(5)	0.58	0.60	0.67	0.63	0.74
Net investment income	1.48	(4)	1.47	1.72	1.60	1.37	0.98

Portfolio Turnover Rate	15%		53%	36%	34%	44%	43%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         59

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class Y Shares(1)
Salomon Brothers Investors Value Fund	2006(2)		2005	2004	2003	2002	2001(3)
Net Asset Value, Beginning of Period	$20.41		$20.52	$19.05	$14.66	$18.94	$19.41

Income (Loss) From Operations:
Net investment income	0.16		0.31	0.34	0.27	0.26	0.08
Net realized and unrealized gain (loss)	0.84		1.02	1.70	4.39	(4.34)	(0.46)

Total Income (Loss) From Operations	1.00		1.33	2.04	4.66	(4.08)	(0.38)

Less Distributions From:
Net investment income	(0.16)		(0.31)	(0.34)	(0.27)	(0.20)	(0.09)
Net realized gains	(0.08)		(1.13)	(0.23)	—	—	—

Total Distributions	(0.24)		(1.44)	(0.57)	(0.27)	(0.20)	(0.09)

Net Asset Value, End of Period	$21.17		$20.41	$20.52	$19.05	$14.66	$18.94

Total Return(4)	4.89%		6.59%	10.80%	32.10%	(21.56)%	(1.92)%

Net Assets, End of Period (000s)	$893,505		$830,486	$703,392	$554,537	$274,763	$61,002

Ratios to Average Net Assets:
Gross expenses	0.55	%(5)	0.54%	0.57%	0.66%	0.59%	0.73	%(5)
Net expenses	0.55	(5)(6)	0.54	0.57	0.66	0.59	0.73	(5)
Net investment income	1.52	(5)	1.52	1.74	1.62	1.66	0.98	(5)

Portfolio Turnover Rate	15%		53%	36%	34%	44%	43%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	For the period July 16, 2001 (inception date) to December 31, 2001.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

60         Salomon Brothers Investment Series 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class A Shares(1)
Salomon Brothers Small Cap Growth Fund	2006(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$14.98		$15.50	$13.45	$8.91	$13.29	$14.23

Income (Loss) From Operations:
Net investment income (loss)	(0.01)		(0.03)	(0.02)	(0.07)	0.02	0.02
Net realized and unrealized gain (loss)	0.42		0.78	2.07	4.61	(4.39)	(0.96)

Total Income (Loss) From Operations	0.41		0.75	2.05	4.54	(4.37)	(0.94)

Less Distributions From:
Net realized gains	(0.01)		(1.27)	—	—	(0.01)	—

Total Distributions	(0.01)		(1.27)	—	—	(0.01)	—

Net Asset Value, End of Period	$15.38		$14.98	$15.50	$13.45	$8.91	$13.29

Total Return(3)	2.73%		4.82%	15.24%	50.95%	(32.90)%	(6.61)%

Net Assets, End of Period (000s)	$412,254		$366,133	$327,973	$261,492	$151,393	$198,068

Ratios to Average Net Assets:
Gross expenses	1.13	%(4)	1.15%	1.21%	1.29%	1.18%	1.30%
Net expenses	1.12	(4)(5)	1.15	1.21 (5)	1.29	0.91 (5)	1.30
Net investment income (loss)	(0.16	)(4)	(0.23)	(0.13)	(0.65)	0.20	0.15

Portfolio Turnover Rate	40%		117%	130%	143%	84%	97%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         61

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class B Shares(1)
Salomon Brothers Small Cap Growth Fund	2006(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$13.84		$14.55	$12.74	$8.51	$12.82	$13.85

Income (Loss) From Operations:
Net investment loss	(0.09)		(0.18)	(0.13)	(0.14)	(0.08)	(0.07)
Net realized and unrealized gain (loss)	0.40		0.74	1.94	4.37	(4.22)	(0.96)

Total Income (Loss) From Operations	0.31		0.56	1.81	4.23	(4.30)	(1.03)

Less Distributions From:
Net realized gains	(0.01)		(1.27)	—	—	(0.01)	—

Total Distributions	(0.01)		(1.27)	—	—	(0.01)	—

Net Asset Value, End of Period	$14.14		$13.84	$14.55	$12.74	$8.51	$12.82

Total Return(3)	2.23%		3.82%	14.21%	49.71%	(33.56)%	(7.44)%

Net Assets, End of Period (000s)	$24,637		$27,349	$33,608	$40,560	$45,653	$77,964

Ratios to Average Net Assets:
Gross expenses	2.14	%(4)	2.17%	2.09%	2.13%	2.14%	2.14%
Net expenses	2.14	(4)(5)	2.17	2.09 (5)	2.13	1.87 (5)	2.14
Net investment loss	(1.19	)(4)	(1.26)	(1.02)	(1.43)	(0.76)	(0.59)

Portfolio Turnover Rate	40%		117%	130%	143%	84%	97%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

62         Salomon Brothers Investment Series 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class C Shares(1)
Salomon Brothers Small Cap Growth Fund	2006(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$13.97		$14.66	$12.83	$8.57	$12.86	$13.88

Income (Loss) From Operations:
Net investment loss	(0.08)		(0.16)	(0.12)	(0.15)	(0.05)	(0.08)
Net realized and unrealized gain (loss)	0.40		0.74	1.95	4.41	(4.23)	(0.94)

Total Income (Loss) From Operations	0.32		0.58	1.83	4.26	(4.28)	(1.02)

Less Distributions From:
Net realized gains	(0.01)		(1.27)	—	—	(0.01)	—

Total Distributions	(0.01)		(1.27)	—	—	(0.01)	—

Net Asset Value, End of Period	$14.28		$13.97	$14.66	$12.83	$8.57	$12.86

Total Return(3)	2.28%		3.93%	14.26%	49.71%	(33.30)%	(7.35)%

Net Assets, End of Period (000s)	$51,965		$54,994	$59,196	$52,044	$32,369	$27,288

Ratios to Average Net Assets:
Gross expenses	2.02	%(4)	2.04%	2.01%	2.06%	1.89%	2.07%
Net expenses	2.01	(4)(5)	2.04	2.01 (5)	2.06	1.61 (5)	2.07
Net investment loss	(1.06	)(4)	(1.12)	(0.94)	(1.43)	(0.50)	(0.67)

Portfolio Turnover Rate	40%		117%	130%	143%	84%	97%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         63

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class O Shares(1)
Salomon Brothers Small Cap Growth Fund	2006(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$15.28		$15.74	$13.63	$9.01	$13.42	$14.34

Income (Loss) From Operations:
Net investment income (loss)	0.00	(3)	0.01	0.02	(0.03)	0.03	0.05
Net realized and unrealized gain (loss)	0.44		0.80	2.09	4.65	(4.43)	(0.97)

Total Income (Loss) From Operations	0.44		0.81	2.11	4.62	(4.40)	(0.92)

Less Distributions From:
Net realized gains	(0.01)		(1.27)	—	—	(0.01)	—

Total Distributions	(0.01)		(1.27)	—	—	(0.01)	—

Net Asset Value, End of Period	$15.71		$15.28	$15.74	$13.63	$9.01	$13.42

Total Return(4)	2.87%		5.14%	15.48%	51.28%	(32.80)%	(6.42)%

Net Assets, End of Period (000s)	$3,286		$2,950	$3,277	$835	$505	$595

Ratios to Average Net Assets:
Gross expenses	0.90	%(5)	0.88%	0.95%	1.09%	1.01%	1.10%
Net expenses	0.90	(5)(6)	0.88	0.95 (6)	1.09	0.77 (6)	1.10
Net investment income (loss)	0.06	(5)	0.05	0.15	(0.29)	0.30	0.37

Portfolio Turnover Rate	40%		117%	130%	143%	84%	97%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

64         Salomon Brothers Investment Series 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class Y Shares(1)
Salomon Brothers Small Cap Growth Fund	2006(2)		2005	2004(3)
Net Asset Value, Beginning of Period	$15.04		$15.51	$13.99

Income From Operations:
Net investment income	0.01		0.02	0.01
Net realized and unrealized gain	0.44		0.78	1.51

Total Income From Operations	0.45		0.80	1.52

Less Distributions From:
Net realized gains	(0.01)		(1.27)	—

Total Distributions	(0.01)		(1.27)	—

Net Asset Value, End of Period	$15.48		$15.04	$15.51

Total Return(4)	2.98%		5.14%	10.90%

Net Assets, End of Period (000s)	$77,871		$67,685	$58,197

Ratios to Average Net Assets:
Gross expenses	0.80	%(5)	0.81%	0.88	%(5)
Net expenses	0.79	(5)(6)	0.81	0.88	(5)
Net investment income	0.17	(5)	0.12	0.38	(5)

Portfolio Turnover Rate	40%		117%	130%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	For the period November 1, 2004 (inception date) to December 31, 2004.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         65

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The Salomon Brothers Investment Series (“Investment Series”) consists of certain funds of the Salomon Brothers Series Funds Inc (“Series Fund”), the Salomon Brothers Capital Fund Inc (“Capital Fund”) and the Salomon Brothers Investors Value Fund Inc (“Investors Value Fund”).

Salomon Brothers Balanced Fund (“Balanced Fund”) and Salomon Brothers Small Cap Growth Fund (“Small Cap Growth Fund”), are separate investment funds of the Series Fund, a Maryland corporation, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Salomon Brothers All Cap Value Fund and Salomon Brothers Large Cap Growth Fund were liquidated April 21, 2006.

The Investors Value Fund is a diversified open-end management investment company and the Capital Fund is a non-diversified open-end management investment company. The Investors Value Fund and the Capital Fund are Maryland Corporations, registered under the 1940 Act.

Each fund of the Series Fund, the Investors Value Fund and the Capital Fund are referred to collectively herein as the “Funds”.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Boards of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to

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ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts typically to hedge a portion of the portfolios. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Funds realize a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Funds.

A risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated

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Notes to Financial Statements (unaudited) (continued)

in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage Dollar Rolls. The Balanced Fund and the Capital Fund may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(g) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(h) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(i) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies

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are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Credit and Market Risk. The Funds may invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(k) Distributions to Shareholders. Distributions from net investment income for the Balanced Fund and Investors Value Fund, if any, are declared and paid on a quarterly basis. Distributions from net investment income for the Capital Fund and Small Cap Growth Fund are declared on an annual basis. Distributions of net realized gains to shareholders of each Fund, if any, are declared at least annually. Distributions to shareholders of each Fund are recorded on the ex dividend date and are determined in accordance with income tax regulations which may differ from GAAP.

(l) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(m) Expenses. Direct expenses are charged to the Funds; general expenses of the Investment Series are allocated to the Funds based on each Fund’s relative net assets.

(n) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of its income and net realized gains on investments, if any, to shareholders

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Notes to Financial Statements (unaudited) (continued)

each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(o) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These adjustments have no effect on net assets or net asset value per share. During the current period, the following reclassifications have been made as a result of return of capital distributions paid by REITs:

	Accumulated Net Realized Gains	Net Unrealized Appreciation
Balanced Fund	$(191,110)	$191,110
Small Cap Growth Fund	(20,687)	20,687

2.	Investment Management Agreement and Other Transactions with Affiliates

For the period of this report, Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), acted as the investment manager of the Funds.

Under the investment management agreement, the Balanced Fund paid an investment management fee calculated at an annual rate of 0.60% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Under the investment management agreement, the Capital Fund paid an investment management fee calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Fee Rate
First $100 million	1.000%
Next $100 million	0.750
Next $200 million	0.625
Over $400 million	0.500

Under the investment management agreement, the Investors Value Fund paid a base investment management fee subject to an increase or decrease depending on the extent, if any, to which the investment performance of the Fund exceeds or is exceeded by the investment record of the S&P 500 Index. The base fee is paid quarterly based on the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $350 million	0.650%
Next $150 million	0.550
Next $250 million	0.525
Next $250 million	0.500
Over $1 billion	0.450

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Notes to Financial Statements (unaudited) (continued)

At the end of each calendar quarter, for each percentage point of difference between the investment performance of the class of shares of the Investors Value Fund which has the lowest performance for the period and the S&P 500 Index over the last prior 12 month period, this base fee is adjusted upward or downward by the product of (i) 1/4 of 0.01% multiplied by (ii) the average daily net assets of the Investors Value Fund for the 12 month period. If the amount by which the Investors Value Fund outperforms or underperforms the S&P 500 Index is not a whole percentage point, a pro rata adjustment will be made. However, there will be no performance adjustment unless the investment performance of the Investors Value Fund exceeds or is exceeded by the investment record of the S&P 500 Index by at least one percentage point. The maximum quarterly adjustment is 0.025%, which would occur if the Investors Value Fund’s performance exceeds or is exceeded by the S&P 500 Index by ten or more percentage points. For the rolling one year periods ended March 31, 2006 and June 30, 2006, the Investors Value Fund exceeded the S&P 500 Index performance by approximately 0.85% and 1.71%, respectively. As a result, base management fees were increased, in aggregate, by $80,380.

Under the investment management agreement, the Small Cap Growth Fund paid an investment management fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

During the six months ended June 30, 2006, SBAM reimbursed expenses in the amounts of $2,188, $36,856, $42,961 and $11,544 for the Balanced Fund, Capital Fund, Investors Value Fund, and Small Cap Growth Fund respectively.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Funds.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and is reduced over time until no CDSC is incurred after six years. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge. Class O and Y shares have no initial or contingent deferred sales charge.

For the six months ended June 30, 2006, LMIS and its affiliates received sales charges and CDSCs of approximately:

	Sales Charges		CDSCs
	Class A		Class B		Class C
Balanced Fund	$0	*	$0	*	$0
Capital Fund	0	*	3,000		0	*
Investors Value Fund	1,000		0	*	0	*
Small Cap Growth Fund	0	*	0	*	0

*	Amount represents less than $1,000.

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Notes to Financial Statements (unaudited) (continued)

Certain officers and one Director of the Funds are employees of Legg Mason or its affiliates and do not receive compensation from the Funds.

3.	Investments

During the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) and U.S. Government & Agency Obligations were as follows:

	Investments		U.S. Government & Agency Obligations
	Purchases	Sales	Purchases	Sales
Balanced Fund	$23,096,311	$22,545,024	$29,029,974	$30,415,266
Capital Fund	1,716,887,924	1,736,517,000	—	—
Investors Value Fund	258,944,442	468,803,415	—	—
Small Cap Growth Fund	260,991,573	215,573,700	—	—

At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Balanced Fund	$12,957,089	$(5,663,020)	$7,294,069
Capital Fund	110,740,853	(68,385,890)	42,354,963
Investors Value Fund	373,323,032	(18,910,742)	354,412,290
Small Cap Growth Fund	82,430,001	(40,544,086)	41,885,915

At June 30, 2006, the Balanced Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 5 year Notes	41	9/06	$4,260,189	$4,239,656	$(20,533)
U.S. Treasury 2 year Notes	11	9/06	2,238,211	2,230,593	(7,618)
U.S. Treasury 20 year Bonds	7	9/06	745,832	746,594	762

					$(27,389)

Contracts to Sell:
U.S. Treasury 10 year Notes	10	9/06	$1,058,778	$1,048,594	$10,184

Net Unrealized Loss on Open Futures Contracts					$(17,205)

At June 30, 2006, the Balanced Fund held TBA securities with a total cost of $16,136,573. The average monthly balance of mortgage dollar rolls outstanding for the Balanced Fund during the six months ended June 30, 2006 was approximately $15,425,309. At June 30, 2006, the Balanced Fund had outstanding mortgage dollar rolls

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Notes to Financial Statements (unaudited) (continued)

with a cost of $16,136,573. There were no counterparties with mortgage dollar rolls outstanding in excess of 10% of net assets at June 30, 2006.

For the six months ended June 30, 2006, the Balanced Fund recorded interest income of $68,793 related to such mortgage dollar rolls.

During the six months ended June 30, 2006, written option transactions for the Balanced Fund were as follows:

	Number of Contracts	Premiums Received
Options written, outstanding at December 31, 2005	—	$—
Options written	60	15,262
Options closed	(44)	(11,436)
Options expired	—	—

Options written, outstanding at June 30, 2006	16	$3,826

4.	Line of Credit

The Balanced Fund and Small Cap Growth Fund, along with other affiliated funds, entered into an agreement with a syndicate of banks which allows the funds collectively to borrow up to $250 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2006, the commitment fee allocated to the Balanced Fund and Small Cap Growth Fund was $4,155 and $22,257, respectively. Since the line of credit was established there have been no borrowings.

The Capital Fund and Investors Value Fund entered into an agreement with various financial institutions which allows the Funds collectively to borrow up to $200 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2006, the commitment fee allocated to the Capital Fund and Investors Value Fund was $55,306 and $43,745, respectively.

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Notes to Financial Statements (unaudited) (continued)

5.	Class Specific Expenses

The Funds have adopted a Rule 12b-1 distribution plan and under that plan each Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. Each Fund also pays a service fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2006, class specific expenses were as follows:

Balanced Fund	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$67,658	$25,499	$31,345
Class B	84,237	17,121	15,935
Class C	115,966	21,775	13,445
Class O	—	559	4,343

Total	$267,861	$64,954	$65,068

Capital Fund
Class A	$451,097	$169,567	$76,850
Class B	1,925,109	301,126	129,781
Class C	2,511,583	363,546	136,866
Class O	—	17,696	5,363
Class Y	—	157	541

Total	$4,887,789	$852,092	$349,401

Investors Value Fund
Class A	$368,922	$100,859	$59,778
Class B	171,560	57,635	17,696
Class C	253,933	50,871	18,668
Class O	—	70,269	46,762
Class Y	—	33,931	1,055

Total	$794,415	$313,565	$143,959

Small Cap Growth Fund
Class A	$511,820	$115,783	$53,630
Class B	138,907	31,683	17,011
Class C	282,569	42,541	21,101
Class O	—	595	1,278
Class Y	—	97	916

Total	$933,296	$190,699	$93,936

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Notes to Financial Statements (unaudited) (continued)

6.	Distributions to Shareholders by Class

Balanced Fund	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Net Investment Income:
Class A	$647,939	$1,584,558
Class B	121,250	446,162
Class C	184,892	578,222
Class O	23,865	53,230

Total	$977,946	$2,662,172

Net Realized Gains:
Class A	$—	$669,581
Class B	—	242,882
Class C	—	311,976
Class O	—	22,266

Total	$—	$1,246,705

Capital Fund
Net Realized Gains:
Class A	$10,671,525	$35,706,679
Class B	11,534,483	43,071,084
Class C	15,410,367	53,534,774
Class O	11,728,039	39,241,820
Class Y	138,320	87,044

Total	$49,482,734	$171,641,401

Investors Value Fund
Net Investment Income:
Class A	$1,602,103	$3,440,443
Class B	30,111	95,307
Class C	64,296	171,775
Class O	3,995,855	11,036,599
Class Y	6,649,196	11,325,549

Total	$12,341,561	$26,069,673

Net Realized Gains:
Class A	$963,571	$16,780,283
Class B	119,794	2,104,186
Class C	180,151	2,970,309
Class O	1,982,915	39,566,504
Class Y	3,242,122	43,118,479

Total	$6,488,553	$104,539,761

Small Cap Growth Fund
Net Realized Gains:
Class A	$215,766	$28,867,210
Class B	14,327	2,424,597
Class C	29,558	4,732,250
Class O	1,678	246,532
Class Y	40,186	5,262,094

Total	$301,515	$41,532,683

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Notes to Financial Statements (unaudited) (continued)

7.	Capital Shares

At June 30, 2006, the Series Fund had 10 billion shares of authorized capital stock, par value $0.001 per share. The Capital Fund had 1 billion shares of authorized capital stock, par value $0.001 per share. The Investors Value Fund had 1 billion shares of authorized capital stock, par value $0.001 per share.

Transactions in Fund shares for the periods indicated were as follows:

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
Balanced Fund	Shares	Amount	Shares	Amount
Class A
Shares sold	450,002	$6,001,848	803,842	$10,396,674
Shares issued on reinvestment	43,945	581,539	157,039	2,028,626
Shares repurchased	(605,034)	(8,056,460)	(1,585,040)	(20,451,739)

Net Decrease	(111,087)	$(1,473,073)	(624,159)	$(8,026,439)

Class B
Shares sold	51,415	$676,349	135,686	$1,728,865
Shares issued on reinvestment	7,971	104,451	47,222	604,866
Shares repurchased	(361,860)	(4,768,816)	(601,746)	(7,701,032)

Net Decrease	(302,474)	$(3,988,016)	(418,838)	$(5,367,301)

Class C
Shares sold	23,184	$306,409	128,589	$1,647,111
Shares issued on reinvestment	12,703	167,194	63,806	820,293
Shares repurchased	(254,180)	(3,357,501)	(814,647)	(10,446,694)

Net Decrease	(218,293)	$(2,883,898)	(622,252)	$(7,979,290)

Class O
Shares sold	963	$12,875	2,663	$34,189
Shares issued on reinvestment	1,727	23,026	5,468	71,261
Shares repurchased	(23,139)	(308,983)	(7,259)	(94,725)

Net Increase (Decrease)	(20,449)	$(273,082)	872	$10,725

Capital Fund
Class A
Shares sold	1,507,012	$45,547,640	2,865,857	$87,677,431
Shares issued on reinvestment	353,092	9,628,843	1,066,135	32,052,664
Shares repurchased	(1,551,199)	(46,655,010)	(3,504,602)	(106,794,236)

Net Increase	308,905	$8,521,473	427,390	$12,935,859

Class B
Shares sold	358,248	$10,073,534	1,097,722	$31,786,474
Shares issued on reinvestment	380,402	9,688,848	1,276,834	36,149,087
Shares repurchased	(1,925,752)	(54,144,380)	(2,352,548)	(68,352,185)

Net Increase (Decrease)	(1,187,102)	$(34,381,998)	22,008	$(416,624)

Class C
Shares sold	838,719	$23,838,140	2,628,462	$76,643,314
Shares issued on reinvestment	529,306	13,518,732	1,662,957	47,176,641
Shares repurchased	(1,856,898)	(52,390,943)	(3,083,477)	(89,422,968)

Net Increase (Decrease)	(488,873)	$(15,034,071)	1,207,942	$34,396,987

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
Capital Fund	Shares	Amount	Shares	Amount
Class O
Shares sold	530,729	$16,521,969	1,712,318	$53,629,556
Shares issued on reinvestment	409,641	11,486,330	1,244,282	38,278,347
Shares repurchased	(909,009)	(28,073,326)	(633,188)	(19,786,005)

Net Increase (Decrease)	31,361	$(65,027)	2,323,412	$72,121,898

Class Y
Shares sold	130,211	$4,379,505	31,898	$1,082,978
Shares issued on reinvestment	4,609	138,319	2,663	87,044
Shares repurchased	(8,110)	(272,958)	(5,356)	(178,491)

Net Increase	126,710	$4,244,866	29,205	$991,531

Investors Value Fund
Class A
Shares sold	1,276,617	$27,202,358	4,029,888	$81,952,873
Shares issued on reinvestment	117,574	2,480,814	955,605	19,617,774
Shares repurchased	(4,280,355)	(91,701,014)	(4,646,907)	(95,137,607)

Net Increase (Decrease)	(2,886,164)	$(62,017,842)	338,586	$6,433,040

Class B
Shares sold	42,154	$876,114	106,169	$2,122,417
Shares issued on reinvestment	6,496	132,359	96,724	1,941,400
Shares repurchased	(366,833)	(7,601,218)	(515,500)	(10,351,589)

Net Decrease	(318,183)	$(6,592,745)	(312,607)	$(6,287,772)

Class C
Shares sold	35,520	$739,694	116,057	$2,316,406
Shares issued on reinvestment	11,265	230,804	146,216	2,946,014
Shares repurchased	(345,069)	(7,195,780)	(979,286)	(19,672,148)

Net Decrease	(298,284)	$(6,225,282)	(717,013)	$(14,409,728)

Class O
Shares sold	33,158	$702,922	694,437	$14,017,391
Shares issued on reinvestment	206,318	4,349,734	2,031,914	41,662,462
Shares repurchased	(1,040,078)	(22,061,023)	(14,701,918)	(301,167,112)

Net Decrease	(800,602)	$(17,008,367)	(11,975,567)	$(245,487,259)

Class Y
Shares sold	2,174,684	$45,788,208	7,968,719	$162,550,982
Shares issued on reinvestment	468,603	9,889,433	2,654,051	54,444,210
Shares repurchased	(1,130,364)	(24,234,210)	(4,197,085)	(86,210,291)

Net Increase	1,512,923	$31,443,431	6,425,685	$130,784,901

Salomon Brothers Investment Series 2006 Semi-Annual Report         77

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
Small Cap Growth Fund	Shares	Amount	Shares	Amount
Class A
Shares sold	4,776,296	$78,322,513	6,907,332	$105,362,202
Shares issued on reinvestment	13,752	206,554	1,804,285	27,448,152
Shares repurchased	(2,438,343)	(39,406,071)	(5,430,011)	(81,928,459)

Net Increase	2,351,705	$39,122,996	3,281,606	$50,881,895

Class B
Shares sold	57,524	$859,646	92,957	$1,307,962
Shares issued on reinvestment	954	13,176	158,199	2,229,670
Shares repurchased	(292,633)	(4,357,081)	(583,806)	(8,261,459)

Net Decrease	(234,155)	$(3,484,259)	(332,650)	$(4,723,827)

Class C
Shares sold	221,680	$3,326,444	551,402	$7,861,936
Shares issued on reinvestment	1,785	24,906	295,325	4,199,898
Shares repurchased	(522,350)	(7,817,785)	(947,094)	(13,451,870)

Net Decrease	(298,885)	$(4,466,435)	(100,367)	$(1,390,036)

Class O
Shares sold	45,818	$754,477	118,896	$1,859,233
Shares issued on reinvestment	108	1,649	15,659	242,900
Shares repurchased	(29,843)	(499,592)	(149,656)	(2,327,944)

Net Increase (Decrease)	16,083	$256,534	(15,101)	$(225,811)

Class Y
Shares sold	852,718	$13,803,689	1,033,887	$15,545,404
Shares issued on reinvestment	2,659	40,186	344,609	5,262,094
Shares repurchased	(323,298)	(5,347,521)	(632,145)	(9,744,507)

Net Increase	532,079	$8,496,354	746,351	$11,062,991

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First

78         Salomon Brothers Investment Series 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

The order also required that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Funds’ Board selected a new transfer agent for the Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

These Funds are not among the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore have not received and will not receive any portion of the distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Salomon Brothers Investment Series 2006 Semi-Annual Report         79

Notes to Financial Statements (unaudited) (continued)

9.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Funds’ investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Funds’ investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

*    *    *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM, and SBAM, which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including Balanced Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with preju -

80         Salomon Brothers Investment Series 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

dice, except for the cause of action under Section 36(b) of the Investment Company Act, which the court granted plaintiffs leave to repeal as a derivative claim.

10.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/ or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, SBAM believes that this matter is not likely to have a material adverse effect on the Funds.

11.	Subsequent Events

The Funds’ Boards have approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as each Fund’s investment manager effective August 1, 2006. The Funds’ Boards have also approved the appointment of CAM North America, LLC (“CAM N.A.”) as each Fund’s subadviser effective August 1, 2006. Additionally, the Balanced Fund’s Board has approved the appointment of Western Asset Management Company (“Western Asset”) as a subadviser for the Balanced Fund effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Funds remain the same immediately prior to and immediately after the date of these changes. LMPFA, CAM N.A. and Western Asset are wholly-owned subsidiaries of Legg Mason.

Effective July 12, 2006, Brian Posner and Brian Angerame, portfolio managers of CAM N.A., became portfolio manager and co-portfolio manager, respectively, of the Salomon Brothers Capital Fund.

LMPFA will provide administrative and certain oversight services to the Funds. LMPFA will delegate to the subadvisers the day-to-day portfolio management of the Funds, except in certain cases, for the management of cash and short-term instruments. Each Fund’s investment management fee will remain unchanged. For its services, LMPFA will pay the subadvisers 70% of the net management fee that it receives from each Fund. For the Balanced Fund, this fee will be divided between the subadvisers, on a pro rata basis, based on the assets allocated to each subadviser, from time to time.

The Balanced Fund’s Board has also approved a reorganization of the Balanced Fund pursuant to which the Balanced Fund’s assets would be acquired, and its liabilities assumed by the Legg Mason Partners Capital and Income Fund (the “Acquiring Fund”), in exchange

Salomon Brothers Investment Series 2006 Semi-Annual Report         81

Notes to Financial Statements (unaudited) (continued)

for shares of the Acquiring Fund. The Balanced Fund would then be liquidated, and shares of the Acquiring Fund would be distributed to the Balanced Fund’s shareholders.

Under the reorganization, the Balanced Fund’s shareholders would receive shares of the Acquiring Fund with the same aggregate net asset value as their shares of the Balanced Fund. It is anticipated that as a result of the reorganization, shareholders of the Balanced Fund would recognize no gain or loss for Federal income tax purposes. The reorganization is subject to the satisfaction of certain conditions, including approval by the Balanced Fund’s shareholders.

Proxy materials describing the reorganization are expected to be sent to the Balanced Fund’s shareholders later in 2006. If shareholders approve the reorganization, it is expected to occur during the first quarter of 2007.

The Funds’ Boards have also approved certain share class modifications which, among other things, will standardize share class features for all funds in the fund complex. The features standardized include such things as sales loads, distribution charges and other costs. These modifications are expected to be implemented during the fourth quarter of 2006.

The Funds’ Boards have also approved a number of other initiatives designed to streamline and restructure the fund complex, and have authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, each Fund’s shareholders will be asked to elect a new Board, approve matters that will result in the Funds being grouped for organizational and governance purposes with other funds in the fund complex, and domicile each Fund as a Maryland business trust, with all funds operating under uniform charter documents. Each Fund’s shareholders also will be asked to approve investment matters, including standardized fundamental investment policies.

Proxy materials describing these matters are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, these matters generally are expected to be implemented during the first quarter of 2007.

12.	Recent Accounting Pronouncement

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109 by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for the Funds will be January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Funds is currently evaluating the impact that FIN 48 will have on the financial statements.

82         Salomon Brothers Investment Series 2006 Semi-Annual Report

Board Approval of Management and Subadvisory Agreements (unaudited)

At meetings held in person in June, 2006, each Fund’s Board, including a majority of the Board Members who are not “interested persons” of any Fund or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any sub-investment adviser or proposed sub-investment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between each Fund and the Manager. Each Fund’s Board, including a majority of the Independent Board Members, also approved one or more new subadvisory agreements between the Manager and each of CAM N.A. and Western Asset (each a “Subadviser”) (each a “New Subadvisory Agreement”). Each New Management Agreement and each New Subadvisory Agreement replaced each Fund’s prior management agreement with SBAM and were entered into in connection with an internal reorganization of the Manager’s and the prior manager’s parent organization, Legg Mason. In approving each New Management Agreement and each New Subadvisory Agreement, each Board, including the Independent Board Members, considered the factors discussed below, among other things.

Each Board noted that the Manager will provide administrative and certain oversight services to each Fund, and that the Manager will delegate to each of the Subadvisers the day-to-day portfolio management of each Fund. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of each Fund. The Board Members noted that the portfolio management team was expected to be the same as then managing each Fund.

The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to each Fund by the Manager under each New Management Agreement and by the Subadvisers under each New Subadvisory Agreement. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadvisers took into account the Board Members’ knowledge and familiarity gained as Fund Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadvisers and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadvisers and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under each New Management Agreement and each New Subadvisory Agreement were acceptable.

The Board Members also received and considered performance information for each Fund as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board Members were provided with a description of the

Salomon Brothers Investment Series         83

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

methodology Lipper used to determine the similarity of each Fund to the funds included in the Performance Universe. The Board Members noted that they had received and discussed with management, at periodic intervals, information comparing each Fund’s performance against, among other things, its benchmarks. Based on the Board Members’ review, which included careful consideration of the factors noted above, the Board Members concluded that the performance of each Fund, under the circumstances, supported approval of each New Management Agreement and each New Subadvisory Agreement.

The Board Members reviewed and considered the management fee that would be payable by each Fund to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager, including the fee waiver and/or expense reimbursement arrangements currently in place. Additionally, the Board Members received and considered information comparing each Fund’s management fee and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board Members also reviewed and considered the subadvisory fee that would be payable by the Manager to each Subadviser in light of the nature, extent and quality of the management services expected to be provided by each Subadviser. The Board Members noted that the Manager, and not each Fund, will pay the subadvisory fee to each Subadviser. The Board Members determined that each Fund’s management fee and each Fund’s subadvisory fee were reasonable in light of the nature, extent and quality of the services expected to be provided to each Fund under each New Management Agreement and each New Subadvisory Agreement.

The Board Members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to each Fund, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board Members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with each Fund and other factors considered, they determined that each management fee was reasonable. The Board Members noted that they expect to receive profitability information on an annual basis.

In their deliberations, the Board Members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by each Board in connection with each Board’s most recent approval of each Fund’s prior management agreement, in addition to information provided in connection with each Board’s evaluation of the terms and conditions of each New Management Agreement and each New Subadvisory Agreement.

The Board Members considered Legg Mason’s advice and the advice of its counsel that each New Management Agreement and each New Subadvisory Agreement were being entered into in connection with an internal reorganization within Legg Mason, that did

84         Salomon Brothers Investment Series

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

not involve an actual change of control or management. The Board Members further noted that the terms and conditions of each New Management Agreement are substantially identical to those of each Fund’s previous management agreement except for the identity of the Manager, and that the initial term of each New Management Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by each Board, including a majority of the Independent Board Members) was the same as that under each prior management agreement.

In light of all of the foregoing, each Board, including its Independent Board Members, approved each New Management Agreement and each New Subadvisory Agreement. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve each New Management Agreement and each New Subadvisory Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of each New Management Agreement and each New Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadvisers were present.

Salomon Brothers Investment Series         85

Salomon Brothers Investment Series

DIRECTORS

Andrew L. Breech*, ***

Carol L. Colman

Daniel P. Cronin**

William R. Dill*, ***

Leslie H. Gelb**

R. Jay Gerken, CFA

Chairman

William R. Hutchinson

Dr. Riordan Roett**

Jeswald W. Salacuse**

Thomas F. Schlafly*, ***

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISERS

CAM North America, LLC

Western Asset Management Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, MA 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

*	Salomon Brothers Investors Value Fund Inc only.
**	Salomon Brothers Series Funds Inc only.
***	Salomon Brothers Capital Fund Inc only.

This report is submitted for the general information of the shareholders of Salomon Brothers Investment Series — Balanced Fund, Capital Fund, Investors Value Fund and Small Cap Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason

Investors Services, LLC

Member NASD, SIPC

SAM0893 6/06	SR06-129

Salomon Brothers Investment Series

Salomon Brothers Balanced Fund

Salomon Brothers Capital Fund

Salomon Brothers Investors

Value Fund

Salomon Brothers Small Cap

Growth Fund

SALOMON BROTHERS INVESTMENT SERIES

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and coped at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-446-1013.

Information on how each Fund voted proxies relating to portfolio securities during the prior 12 month period ended June 30th of each year and a description of the policies and procedures that each Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on each Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Capital Fund Inc

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Salomon Brothers Capital Fund Inc

Date: September 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Salomon Brothers Capital Fund Inc

Date: September 8, 2006

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Salomon Brothers Capital Fund Inc

Date: September 8, 2006